As filed with the Securities and Exchange Commission on February 28, 2008
                                     Investment Company Act File Number 811-8312


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                                DAILY INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)       (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENTS OF NET ASSETS
December 31, 2007
(UNAUDITED)
===============================================================================


      Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
------------                                                                      ----     ----------      --------
Asset Back Commercial Paper (3.76%)
-----------------------------------------------------------------------------------------------------------------------------------
$    300,000,000  Chesham Finance Limited                                       01/02/08    4.90%       $ 299,959,167
----------------                                                                                        -------------
     300,000,000  Total Asset Back Commercial Paper                                                       299,959,167
----------------                                                                                        -------------
Domestic Certificates of Deposit (2.32%)
-----------------------------------------------------------------------------------------------------------------------------------
$     35,000,000  BNP Paribas (2)                                               08/07/08     4.85%      $  34,951,032
      50,000,000  KBC Bank                                                      01/31/08     5.18          50,000,207
      50,000,000  Wilmington Trust Company                                      05/12/08     5.05          50,000,000
      50,000,000  Wilmington Trust Company                                      02/25/08     5.02          50,000,000
----------------                                                                                        -------------
     185,000,000  Total Domestic Certificates of Deposit                                                   184,951,239
----------------                                                                                        -------------
Eurodollar Certificates of Deposit (15.96%)
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  Alliance & Leicester PLC                                      02/14/08     5.56%    $   100,000,597
      75,000,000  Banco Santander                                               04/07/08     5.16          75,001,969
     100,000,000  Bank of Scotland PLC                                          03/11/08     5.22         100,000,000
     100,000,000  Bank of Scotland PLC                                          06/10/08     4.90         100,000,000
     100,000,000  Barclays Bank PLC                                             03/11/08     5.50         100,000,946
      25,000,000  Barclays Bank PLC                                             03/14/08     5.56          25,000,246
      75,000,000  Credit Industriel et Commercial                               01/04/08     5.29          75,000,000
     100,000,000  Credit Industriel et Commercial                               02/04/08     5.27         100,000,000
     100,000,000  Credit Industriel et Commercial                               01/25/08     5.04         100,000,658
      25,000,000  HBOS Treasury Services                                        03/17/08     5.50          25,000,000
     100,000,000  KBC Bank                                                      02/20/08     5.07         100,003,442
     100,000,000  KBC Bank                                                      02/20/08     5.07         100,000,689
     100,000,000  Societe Generale                                              03/19/08     5.03         100,001,070
     100,000,000  Societe Generale                                              02/04/08     5.19         100,000,468
      22,000,000  Unicredito Italiano                                           01/07/08     5.30          22,000,036
      50,000,000  Wilmington Trust Company                                      01/22/08     5.36          50,000,000
----------------                                                                                      ---------------
   1,272,000,000  Total Eurodollar Certificates of Deposit                                              1,272,010,121
----------------                                                                                      ---------------
Floating Rate Securities (2.70%)
-----------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  General Electric Capital Corp. (3)                            01/03/08     5.29%    $    50,000,264
      50,000,000  Goldman Sachs & Co. (4)                                       04/16/08     5.06          50,000,000
      50,000,000  Harris Bank Floater (5)                                       08/18/08     4.94          50,000,000
      25,000,000  JPMorgan Chase & Co. Extendable Floating Rate Note (6)        11/10/08     5.22          25,000,000
      40,000,000  Merrill Lynch & Co. Extendible Floater (7)                    12/18/08     5.14          40,000,000
----------------                                                                                      ---------------
     215,000,000  Total Floating Rate Securities                                                          215,000,264
----------------                                                                                      ---------------
Foreign Commercial Paper (3.84%)
-----------------------------------------------------------------------------------------------------------------------------------
$    150,000,000  Anglo Irish Bank Corporation PLC                              01/18/08     4.86%    $   149,659,292
     150,000,000  Anglo Irish Bank Corporation PLC                              02/07/08     5.20         149,206,041
       7,000,000  ANZ National International LTD                                01/22/08     5.12           6,979,093
----------------                                                                                      ---------------
     307,000,000  Total Foreign Commercial Paper                                                          305,844,426
----------------                                                                                      ---------------

Letter of Credit Commercial Paper (2.58%)
-----------------------------------------------------------------------------------------------------------------------------------
$     12,300,000  Dean Health Systems, Inc.
                  LOC M&I Marshall & Ilsley                                     01/10/08     5.00%    $    12,284,625
      30,000,000  ICICI Bank Ltd.
                  LOC Fortis Bank                                               02/01/08     5.32          29,867,733
     146,000,000  Louis Dreyfus Corporation
                  LOC Barclays Bank PLC                                         01/11/08     5.20         145,790,328
      17,900,000  Vermont EDA
                  LOC Calyon                                                    03/11/08     5.01          17,900,000
----------------                                                                                      ---------------
     206,200,000  Total Letter of Credit Commercial Paper                                                 205,842,686
----------------                                                                                      ---------------
Loan Participations (0.82%)
-----------------------------------------------------------------------------------------------------------------------------------
$     62,000,000  Equitable Life Assurance Society
                  LOC JPMorgan Chase Bank, N.A.                                 03/21/08     4.93%    $    62,000,000
       2,962,000  KFDT LP - Series 2005
                  LOC Fifth Third Bank                                          04/01/35     4.91           2,962,000
----------------                                                                                      ---------------
      64,962,000  Total Loan Participations                                                                64,962,000
----------------                                                                                      ---------------
Other Note (0.10%)
-----------------------------------------------------------------------------------------------------------------------------------
$      7,995,000  Michigan Public Educational Facilities Authority
                  LOC Bank of New York                                          08/22/08     5.30%    $     7,995,000
----------------                                                                                      ---------------
       7,995,000  Total Other Note                                                                          7,995,000
----------------                                                                                      ---------------

Time Deposit (2.69%)
-----------------------------------------------------------------------------------------------------------------------------------
$     94,000,000  Dresdner Bank                                                 01/02/08     4.25%    $    94,000,000
      90,000,000  National Bank of Canada                                       01/02/08     4.40          90,000,000
      30,000,000  Banque Nationale de Paris                                     01/02/08     4.25          30,000,000
----------------                                                                                      ---------------
     214,000,000  Total Time Deposit                                                                      214,000,000
----------------                                                                                      ---------------
Variable Rate Demand Instruments (9) (13.35%)
-----------------------------------------------------------------------------------------------------------------------------------
$      2,000,000  1212 Jackson LLC - Series 2004
                  LOC Fifth Third Bank                                          09/01/24     4.91%      $   2,000,000
       1,875,000  1800 Indian Wood Ltd. - Series 2005
                  Loc Fifth Third Bank                                          04/01/26     4.91           1,875,000
       1,730,000  2150 Investment Company - Series 1997
                  LOC Fifth Third Bank                                          02/01/17     4.91           1,730,000
       1,795,000  361 Summit Boulevard, LLC - Series 2003
                  LOC First Commercial Bank                                     05/01/28     4.90           1,795,000
       4,280,000  A&M Associates Project - Series 2002
                  LOC US Bank, N.A.                                             12/01/34     5.06           4,280,000
       2,065,000  Alatrade Foods LLC - Series 2004
                  LOC Regions Bank                                              12/01/14     4.91           2,065,000
       2,000,000  Albany, NY Industrial Development Agency Civic Facilities RB
                  - Series 2006B
                  LOC Royal Bank of Scotland                                    05/01/35     4.86           2,000,000
       5,500,000  Allegheny County, PA IDA (Union Electric Steel Corporation)
                  LOC PNC Bank, N.A.                                            11/01/27     5.12           5,500,000
       2,900,000  Allied Services, Ltd - Series 2006
                  LOC Fifth Third Bank                                          03/01/21     4.91           2,900,000
       2,250,000  Alta Mira LLC - Series 2004
                  LOC M&I Marshall & Ilsley Bank                                11/01/34     4.96           2,250,000
         800,000  Atlantic Tool & Die Company - Series 1996
                  LOC Key Bank, N.A.                                            12/01/11     5.15             800,000
       1,725,000  Atlantic Tool & Die Company - Series 2002
                  LOC Key Bank, N.A.                                            03/01/17     5.15           1,725,000
       1,788,000  Aztec Properties, LLC
                  LOC Firststar Bank                                            08/01/20     5.14           1,788,000
       1,665,000  Baird Properties, LLC
                  LOC Synovus Financial Corp.                                   12/01/26     4.93           1,665,000
       5,597,000  Baldwin County Sewer Service, LLC - Series 2005
                  LOC Regions Bank (10)                                         05/01/25     4.91           5,597,000
       1,160,000  Bank of Kentucky Building, LLC - Series 1999
                  LOC US Bank, N.A.                                             12/01/19     5.14           1,160,000
         185,000  Barnes & Thornburg LLP - Series 2003
                  LOC Fifth Third Bank                                          07/01/08     4.91             185,000
       1,600,000  Barnes & Thornburg LLP - Series 2005
                  LOC Fifth Third Bank                                          12/01/55     4.91           1,600,000
       7,259,000  BB Auto Land of Roswell, LLC - Series 2003A
                  LOC Synovus Financial Corp.                                   05/01/23     5.01           7,259,000
       2,205,000  BBC, LLC- Series 2000
                  LOC Synovus Financial Corp.                                   11/01/20     5.00           2,205,000
       8,225,000  Beacon Orthopedics Facilities, LLC - Series 2004
                  LOC Fifth Third Bank                                          02/01/24     5.12           8,225,000
       2,760,000  Bennett Realty LLC - Series 2003
                  LOC Fifth Third Bank                                          04/01/23     4.91           2,760,000
         845,000  Berkeley Square Retirement Center - Series 1998A
                  LOC Fifth Third Bank                                          02/01/13     5.16             845,000
         830,000  Big Brothers Big Sisters Association of Greater
                  Columbus - Series 2000
                  LOC Fifth Third Bank                                          12/01/20     4.91             830,000
       3,700,000  Bluegrass Wireless, LLC
                  LOC Fifth Third Bank                                          02/01/12     4.91           3,700,000
       3,025,000  Bob Sumerel Tire Co., Inc.
                  LOC Fifth Third Bank                                          04/01/19     4.91           3,025,000
       5,680,000  Bonita Community Health Center, Inc.
                  LOC Fifth Third Bank                                          12/01/31     4.89           5,680,000
         780,000  Briarwood Investments, LLC - Series 2003
                  LOC Federal Home Loan Bank of Cincinnati                      04/01/23     5.11             780,000
       9,875,000  Bridgepark Real Estate, LLC
                  LOC Fifth Third Bank                                          12/01/27     4.91           9,875,000
       2,600,000  Brookville Enterprises - Series 2004
                  LOC Fifth Third Bank                                          10/01/25     4.91           2,600,000
       2,100,000  Burke County, GA Development Authority IDRB
                  (Lichtenberg Holdings II, LLC Project) - Series 2002
                  LOC JP Morgan Chase Bank, N.A.                                01/01/13     4.86           2,100,000
         250,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
                  LOC US Bank, N.A.                                             09/01/08     5.16             250,000
       1,260,000  Butler County Surgical Properties LLC - Series 2005
                  LOC Fifth Third Bank                                          03/01/23     4.91           1,260,000
       2,895,000  Butler County Surgical Properties LLC - Series 2005
                  LOC Fifth Third Bank                                          07/01/25     4.91           2,895,000
       2,925,000  Bybee Food LLC
                  LOC Key Bank, N.A.                                            11/01/26     5.15           2,925,000
       1,500,000  Capital Development Corp.
                  LOC Fifth Third Bank                                          07/01/28     4.91           1,500,000
       4,945,000  Capital Markets Access Company, LLC
                  (Cape Coral Medical & Surgical Suites, LLC Project)
                  LOC Suntrust Bank                                             08/01/20     4.90           4,945,000
         419,000  Capital One Funding Corporation
                  Flotating Rate Option Notes - Series 1997 D
                  LOC JP Morgan Chase Bank, N.A.                                07/02/18     5.10             419,000
       3,125,000  Carmichael Imaging, LLC
                  LOC Regions Bank                                              11/01/10     4.86           3,125,000
       1,800,000  CEGW, Inc
                  LOC PNC Bank, N.A.                                            03/31/09     5.49           1,800,000
         965,000  Central Michigan Inns, LLC (Pohlcat Inc.) - Series 2000A
                  LOC Wachovia Bank, N.A.                                       04/01/30     5.17             965,000
       8,765,000  CFM International Inc. - Series 1999A (11)
                  Guaranteed by General Electric Company                        01/01/10     4.67           8,765,000
       4,300,000  Charles K. Blandin Foundation - Series 2004 (12)
                  LOC Wells Fargo Bank, N.A.                                    05/01/19     4.85           4,300,000
         645,000  Chuo Mubea Suspension Component Company - Series 2004
                  LOC Fifth Third Bank                                          01/01/11     4.91             645,000
      23,000,000  Church of the Highlands, Inc.
                  LOC Regions Bank                                              01/01/23     4.88          23,000,000
       2,615,000  Cinnamon Properties, Inc.
                  LOC Firstar Bank                                              04/01/20     5.14           2,615,000
       2,060,000  Cirrus Development Ltd. - Series 1999
                  LOC US Bank, N.A.                                             05/01/14     5.14           2,060,000
      11,315,000  City of Auburn, AL
                  Industrial Development & Infrastructure RB - Series 2004A
                  LOC Allied Irish Bank                                         05/01/24     5.00          11,315,000
       5,000,000  City of Marion, IN EDRB(Dolgencorp, Inc.Project)- Series 2005A
                  LOC Key Bank, N.A.                                            02/01/35     5.15           5,000,000
       2,000,000  CMW Real Estate LLC
                  LOC Firststar Bank                                            06/01/20     5.06           2,000,000
       1,065,000  Cole Investments LLC
                  LOC Fifth Third Bank                                          07/01/19     4.91           1,065,000
       7,000,000  Columbus, GA Development Authority RB
                  (Sunbelt - SCG, LLC Project) - Series 2007
                  LOC Regions Bank                                              09/01/27     4.93           7,000,000
       6,000,000  Columbus, GA Development Authority RB
                  (Sunbelt - TCG, LLC Project) - Series 2007
                  LOC Regions Bank                                              09/01/27     4.93           6,000,000
       3,715,000  Columbus, GA (Riverton Ford Inc. Project) - Series 2000
                  LOC Synovus Financial Corp.                                   04/01/20     4.86           3,715,000
       2,930,000  Columbus, GA Development Authority Industrial Development RB
                  (Columbus Economic Development Corporation/
                  Bricken Financial Project) - Series 2006
                  LOC Wachovia Bank, N.A.                                       02/01/26     5.17           2,930,000
      10,165,000  Columbus, GA Development Authority RB
                  (Four J.S. Family, LLP Project) - Series 2002
                  LOC Synovus Financial Corp.                                   12/01/22     4.86          10,165,000
       5,885,000  Columbus, GA Development Authority RB
                  (Four J.S. Family, LLP Project) - Series 2000
                  LOC Synovus Financial Corp.                                   09/01/20     4.90           5,885,000
       2,925,000  Columbus, GA Development Authority RB
                  (Rivertown Pediatric Project) - Series 2003
                  LOC Synovus Financial Corp.                                   05/01/23     4.90           2,925,000
      10,035,000  Columbus, GA Development Authority RB
                  (Woodmont Properties, LLC
                  Greystone Farms II Project) - Series 2006
                  LOC Synovus Financial Corp.                                   02/01/26     4.90          10,035,000
         805,000  Community Limited Care Dialysis Center - Series 1997
                  LOC Fifth Third Bank                                          12/01/12     5.16             805,000
       1,255,000  Consolidated Equities, LLC - Series 1995
                  LOC Fifth Third Bank                                          12/01/25     4.91           1,255,000
       8,995,000  Country Club of the South - Series 2002 (13)
                  LOC Synovus Financial Corp.                                   12/01/31     4.95           8,995,000
         410,000  Crownover Lumber Company
                  LOC Fifth Third Bank                                          09/01/08     5.24             410,000
         145,000  Crownover Lumber Company
                  LOC Fifth Third Bank                                          09/01/08     5.24             145,000
       5,000,000  Cubba Capital II, LLC - Series 2006B
                  LOC Royal Bank of Scotland                                    09/01/56     5.15           5,000,000
       6,215,000  Cubba Capital II, LLC - Series 2006A
                  LOC Comerica Bank                                             03/01/55     5.15           6,215,000
       3,800,000  D&G Conduit LLC
                  LOC Regions Bank                                              10/01/23     5.00           3,800,000
       1,615,000  D.E.D.E. Realty - Series 1998
                  LOC Fifth Third Bank                                          12/01/11     4.91           1,615,000
       9,450,000  D.G.Y. Real Estate LP - Series 2000A
                  LOC PNC Bank, N.A.                                            05/01/20     5.49           9,450,000
       6,925,000  Daniel Land Company - Series 2004
                  LOC Synovus Financial Corp.                                   09/01/29     4.90           6,925,000
       2,135,000  Deerfoot Market Place, LLC - Series 2002
                  LOC Synovus Financial Corp.                                   03/01/28     4.96           2,135,000
       1,720,000  Delta Capital LLC - Series 1996B
                  LOC JPMorgan Chase Bank, N.A.                                 10/01/26     4.96           1,720,000
         300,000  Derby Fabricating LLC
                  LOC Fifth Third Bank                                          06/01/24     4.91             300,000
       3,900,000  Development Authority of Cobb County, GA
                  (Prime Power Project) - Series 2006
                  LOC Synovus Financial Corp.                                   01/01/32     4.90           3,900,000
       1,875,000  Devin F. & Janis L. McCarthy - Series 1997
                  LOC Firstar Bank                                              07/01/17     5.14           1,875,000
       1,935,000  Eagles Landing, LLC
                  LOC Regions Bank                                              12/01/26     5.00           1,935,000
       2,800,000  East Kentucky Network, LLC
                  LOC Fifth Third Bank                                          02/01/16     4.91           2,800,000
       3,280,000  Eckert Seamans Cherin & Mellott, LLC - Series 2000
                  LOC PNC Bank, N.A.                                            01/01/15     5.14           3,280,000
       7,130,000  El Dorado Enterprises of Miami, Inc. - Series 2000
                  LOC Wachovia Bank, N.A.                                       06/01/20     5.22           7,130,000
       8,450,000  Elsinore Properties LLP - Series 1999
                  LOC Fifth Third Bank                                          01/01/29     4.91           8,450,000
       2,225,000  Erie County, NY IDA RB (14)
                  (Niagara-Maryland LLC Project) - Series 2003
                  LOC Manufacturers and Traders Trust Co.                       06/01/23     4.94           2,225,000
       1,000,000  Fall Village Realty, LLC - Series 2004
                  LOC Fifth Third Bank                                          12/01/29     4.91           1,000,000
       1,805,000  Fannin & Fannin LLC
                  LOC Fifth Third Bank                                          12/01/24     4.91           1,805,000
       3,290,000  FE, LLC - Series 1998A
                  LOC Fifth Third Bank                                          04/01/28     4.89           3,290,000
       4,776,661  Federal Home Loan Mortgage Corporation
                  Class A Certificates - Series 2006                            10/15/45     4.86           4,776,661
       1,435,000  Findlay Evangelical Presbyterian Church - Series 2004
                  LOC Fifth Third Bank                                          11/01/30     4.91           1,435,000
       2,690,000  Fiore Capital LLC - Series 2005A (15)
                  LOC M & I Marshall & Ilsley Bank                              08/01/45     4.86           2,690,000
         815,000  First Metropolitan Title Company Demand Notes - Series 1999
                  LOC LaSalle Bank, N.A.                                        05/01/24     4.96             815,000
       1,290,000  First Park Place LLC
                  LOC Fifth Third Bank                                          12/01/19     4.91           1,290,000
      11,135,000  Flint River Services, Inc. - Series 2005
                  LOC Synovus Financial Corp.                                   01/01/30     4.89          11,135,000
      14,745,000  Ft. Northport, LLC - Series 2004
                  LOC Regions Bank                                              12/01/31     4.86          14,745,000
      17,000,000  Fuller Road Management Corp.
                  LOC Key Bank, N.A.                                            07/01/37     4.91          17,000,000
       1,035,000  G&J Land Management - Series 1996
                  LOC Fifth Third Bank                                          12/01/17     5.09           1,035,000
       1,285,000  G&J Land Management - Series 2002
                  LOC Fifth Third Bank                                          09/01/23     4.91           1,285,000
       3,260,000  G&L Manufacturing, Inc.
                  LOC Fifth Third Bank                                          07/01/20     4.91           3,260,000
       3,075,000  Gardner Publications - Series 2000
                  LOC Fifth Third Bank                                          10/01/10     4.91           3,075,000
       1,390,000  Garfield Investment Group
                  LOC Fifth Third Bank                                          07/01/28     4.91           1,390,000
      10,660,000  Gastro Partners Land Company, LLC - Series 2005
                  LOC Regions Bank                                              03/01/35     5.00          10,660,000
       1,125,000  GCG Portage L.L.C.
                  LOC Old Kent Bank & Trust Company                             02/01/26     4.96           1,125,000
       1,500,000  Genesee County, MI Taxable Obligation Notes                   11/01/08     4.96           1,500,000
       7,900,000  Genoa Medical Development, LLC
                  LOC Fifth Third Bank                                          12/01/45     4.91           7,900,000
         725,000  Gilead Friends Church - Series 2002
                  LOC Fifth Third Bank                                          10/01/17     4.91             725,000
       2,590,000  GMC Financing LLC
                  LOC FHLB                                                      06/01/30     4.86           2,590,000
       1,290,000  Goson Project - Series 1997
                  Guaranteed by Federal Home Loan Bank                          11/01/17     5.06           1,290,000
       2,535,000  Governor's Village LLC - Series 2000
                  LOC Fifth Third Bank                                          03/01/20     4.91           2,535,000
       5,550,000  Graf Brothers Flooring, Inc. - Series 2005
                  LOC Fifth Third Bank                                          05/01/20     4.91           5,550,000
         685,000  Graves Lumber Co. Project - Series 2000
                  Guaranteed by Federal Home Loan Bank of Cincinnati            11/01/10     5.16             685,000
       1,305,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
                  LOC Fifth Third Bank                                          07/01/17     5.19           1,305,000
       1,100,350  Gutwein & Co., Inc. and Gutwein Properties LLC - Series 2004
                  LOC Fifth Third Bank                                          12/01/24     4.91           1,100,350
       1,290,000  HCH, LLC - Series 2000
                  LOC Key Bank, N.A.                                            08/01/15     5.15           1,290,000
       1,079,500  HCS & DJS Leasing - Series 2004
                  LOC Fifth Third Bank                                          06/01/34     4.91           1,079,500
      20,175,000  Health Care RB
                  LOC LaSalle Bank Corporation                                  02/01/26     5.01          20,175,000
       3,165,000  Healtheum, LLC - Series 2004
                  LOC Wells Fargo, N.A.                                         11/01/29     4.86           3,165,000
       2,255,000  Henderson, OH Regional Authority
                  LOC Fifth Third Bank                                          07/01/23     5.19           2,255,000
      14,473,800  Herman & Kittle Capital, LLC - Series 2005
                  LOC Fifth Third Bank                                          06/01/55     4.54          14,473,800
       1,755,000  HFA of Lee County, FL MHRB
                  (University Club Apartments) - Series 2002B
                  Guaranteed by Federal National Mortgage Association           05/15/35     5.00           1,755,000
       5,000,000  Hickory Creek Apartments, LLC
                  LOC Fifth Third Bank                                          09/01/36     4.89           5,000,000
       7,125,000  Holland- Sheltair Aviation Funding, LLC - Series 2005 B4
                  LOC Mellon Bank, N.A.                                         05/01/35     4.90           7,125,000
       1,700,000  Hoosier Stamping Manufacturing Corp. - Series 2004
                  LOC Fifth Third Bank                                          07/01/36     4.91           1,700,000
         830,000  Hope Realty, Ltd. & Harmony Realty, Ltd. (Kurtz Bros., Inc.)
                  - Series 2000
                  LOC Key Bank, N.A.                                            08/01/15     5.15             830,000
       2,800,000  Hostun LLC - Series 2004
                  LOC U.S. Bank, N.A.                                           12/01/27     4.95           2,800,000
       2,815,000  Hudson Toyota and Hyundai Realty LLC - Series 2003
                  LOC Fifth Third Bank                                          04/01/23     4.91           2,815,000
         600,000  Illinois Development Finance Authority (16)
                  (Harbortown Industry Inc. Project) - Series 2000
                  LOC LaSalle National Bank, N.A.                               12/01/20     5.25             600,000
       1,000,000  Indian Creek Christian Church Inc.
                  LOC Fifth Third Bank                                          12/01/55     4.91           1,000,000
       1,575,000  IOP Properties LLC
                  LOC Fifth Third Bank                                          04/01/44     4.91           1,575,000
       1,200,000  Jacksons Food Stores, Inc. - Series 2006
                  LOC Key Bank, N.A.                                            03/01/16     5.15           1,200,000
         950,000  James B. Krewatch & Marden H. Krewatch
                  Revocable Living Trust - Series 2005
                  LOC Fifth Third Bank                                          11/01/25     4.91             950,000
       3,950,000  Jeff Wyler Automotive Family, Inc. (17)
                  LOC US Bank, N.A.                                             01/02/26     5.14           3,950,000
       1,240,000  Joe Holland Chevrolet, Inc. - Joe Holland Chrysler LLC
                  (The Holland Family Limited Partnership Number 1) - Series 2004
                  LOC Fifth Third Bank                                          07/01/24     4.91           1,240,000
       1,830,000  Keating Meuthing Klekamp
                  LOC Fifth Third Bank                                          11/01/24     4.91           1,830,000
       2,600,000  Kenwood County Club, Incorporated - Series 2005
                  LOC US Bank, N.A.                                             12/01/15     5.14           2,600,000
       2,070,000  Kingston Healthcare Company - Series 1997A
                  LOC Fifth Third Bank                                          11/01/17     5.09           2,070,000
       1,715,000  Kingston Healthcare Company - Series 1998
                  LOC Fifth Third Bank                                          03/01/18     5.09           1,715,000
       4,515,000  Kingston Healthcare Corporation
                  LOC Fifth Third Bank                                          08/01/25     4.89           4,515,000
         700,000  Kit Carson County, CO Agricultural Development RB
                  (Midwest Farms, LLC) - Series 1997
                  LOC Wells Fargo Bank, N.A.                                    06/01/27     5.10             700,000
       3,875,000  Kool Capital, LLC
                  LOC Michigan National Bank                                    04/01/29     5.27           3,875,000
       1,950,000  L3 Corporation - Series 2002
                  LOC Fifth Third Bank                                          11/01/17     4.91           1,950,000
       4,500,000  Lake Mary Bay Limited Partnership - Series 2005
                  LOC Regions Bank                                              03/01/25     4.91           4,500,000
       4,400,000  Lakeland Income Properties, LLC - Series 2004
                  LOC Federal Home Loan Bank                                    04/01/29     4.86           4,400,000
       2,295,000  Landmark Church of Christ - Series 2005
                  LOC Synovus Financial Corp.                                   04/01/20     4.89           2,295,000
       5,315,000  Laurel County, KY Industrial Building RB
                  (Consolidated Biscuit Company Project)
                  LOC Fifth Third Bank                                          03/01/15     5.06           5,315,000
       1,900,000  Lauren Company, LLC - Series 2003
                  LOC Wells Fargo Bank, N.A.                                    07/01/33     4.90           1,900,000
       1,505,000  Le Sportsac Inc. - Series 2005
                  LOC Fifth Third Bank                                          11/01/14     4.91           1,505,000
         270,000  Lee County, FL MHRB RB (Crossings at Cape Coral Apartments
                  Projects) - Series 1999 B
                  LOC SunTrust Bank                                             06/01/14     5.00             270,000
       1,120,000  Louisiana Endoscopy Center, Inc.
                  LOC Regions Bank                                              03/01/35     5.00           1,120,000
         470,000  LRC - B Wadsworth Investors, LTD. - Series 1997
                  LOC US Bank, N.A.                                             09/01/17     5.24             470,000
       1,000,000  LRC Meadows Investor LLC
                  LOC JPMorgan Chase Bank, N.A.                                 12/01/34     4.94           1,000,000
         470,000  Machining Center Inc - Series 1997
                  LOC Comerica Bank                                             10/01/27     4.96             470,000
         760,000  Manatee County, FL MHRB - Series 2002B
                  (La Mirada Gardens Project)
                  LOC SunTrust Bank                                             11/01/33     5.00             760,000
       3,375,000  Maryland Health & Higher Educational Facilities Authority
                  (Glen Meadows Retirement Community) - Series 1999B
                  LOC Wachovia Bank, N.A.                                       07/01/29     5.11           3,375,000
       2,342,100  Materials Processing Inc. - Series 2004
                  LOC Fifth Third Bank                                          09/01/34     4.91           2,342,100
         600,000  Mayfair Village Retirement Center, Inc., KY - Series 1995
                  LOC PNC Bank, N.A.                                            05/15/09     4.65             600,000
       6,850,000  MBE Investment Company LLC - Series 2004A
                  LOC Comerica Bank                                             12/01/54     5.15           6,850,000
       1,755,000  Mercer County, OH HealthCare Facilities Revenue Boards
                  LOC Fifth Third Bank                                          04/01/23     4.91           1,755,000
         895,000  Miami River Stone Company - Series 2002
                  LOC US Bank, N.A.                                             08/01/09     5.16             895,000
         855,000  Miami Valley Realty Associates - Series 1997
                  LOC Key Bank, N.A.                                            06/01/12     5.16             855,000
       2,150,000  Michigan City, IN EDC
                  LOC Fifth Third Bank                                          10/01/13     4.91           2,150,000
       6,555,000  Michigan Equity Group, LLC
                  (Oakland Investment Company Project) - Series 2004A
                  LOC Fifth Third Bank                                          04/01/34     4.91           6,555,000
       1,880,000  Michigan HEFA (Hope College) - Series 1996M
                  LOC Old Kent Bank & Trust Co.                                 10/01/16     5.05           1,880,000
         885,000  Milwaukee, WI (Historic Third Ward Parking Project)
                  LOC Northern Trust Bank                                       09/01/28     4.96             885,000
       1,800,000  Mississippi Business Finance Corporation IDRB
                  (TTW Farm Products Inc.)
                  LOC Regions Bank                                              11/01/11     4.86           1,800,000
       2,550,000  Mississippi Business Finance Corporation
                  LOC Regions Bank                                              02/01/21     4.86           2,550,000
       4,800,000  Mississippi Business Finance Corporation
                  (Potery Barn Inc. Project) - Series 2004
                  LOC Bank of America, N.A.                                     06/01/24     4.93           4,800,000
       2,500,000  Mississippi Business Finance Corporation
                  (Attala Steel Industries, LLC Project) - Series 2005
                  Guaranteed by Federal Home Loan Bank                          07/01/20     4.86           2,500,000
       1,840,000  Mississippi Business Finance Corporation IDRB
                  (Howard Industries Inc. Project) - Series 1995
                  LOC Regions Bank                                              06/01/10     4.86           1,840,000
       7,225,000  Mississippi Business Finance Corporation IDRB
                  (Lextron - Visteon Leasing, LLC Project) - Series 2003
                  LOC JPMorgan Chase Bank, N.A.                                 12/01/27     5.10           7,225,000
       1,025,000  MMR Development Corp.
                  LOC Fifth Third Bank                                          05/01/23     4.91           1,025,000
       6,860,000  Montgomery County, PA MHRB
                  (Brookside Manor Apartments) - Series 2001A
                  Collateralized by Federal National Mortgage Association       08/15/31     4.85           6,860,000
         865,000  Montgomery, AL IDRB(The Jobs Company,LLC Project)-Series 1996C
                  LOC Synovus Financial Corp.                                   07/01/16     5.00             865,000
       4,000,000  Montgomery, AL Health Facilities Development Inc. (18)
                  LOC Synovus Financial Corp.                                   11/01/33     4.90           4,000,000
       9,700,000  Moore Orthopedic Clinic - Land, LLC - Series 2006
                  LOC National Bank of South Carolina                           08/01/31     4.90           9,700,000
       3,010,000  Mount Ontario Holdings LLC - Series 2001
                  LOC US Bank, N.A.                                             04/01/21     4.85           3,010,000
       1,715,000  Mrs. K.C. Jordan & Associates, Inc.
                  LOC Fifth Third Bank                                          04/01/23     4.91           1,715,000
       2,785,000  Nebar Investments, LLC - Series 2005
                  LOC Fifth Third Bank                                          07/01/50     4.91           2,785,000
       4,095,000  New Hampshire Health & Educational Facility Authority RB
                  (Weeks Medical Center Issue) - Series 2005B
                  LOC Allied Irish Bank                                         07/01/35     4.81           4,095,000
       1,415,000  New Lexington Clinic, P.S.C. - Series 2003
                  LOC Fifth Third Bank                                          05/01/18     4.91           1,415,000
       1,430,000  New York City, NY IDA Civic Facility Revenue
                  LOC Key Bank, N.A.                                            06/01/27     5.09           1,430,000
       1,300,000  New York State HFA RB (345 East 94th Street)
                  Guaranteed by Federal Home Loan Mortgage Corporation          11/01/30     5.09           1,300,000
       5,000,000  Newport, KY Industrial Building RB
                  (Aquarium Holdings of Northern Kentucky, LLC Project)
                  LOC Fifth Third Bank                                          12/01/08     4.91           5,000,000
       1,500,000  NO S Properties, LLC - Series 2004
                  LOC Fifth Third Bank                                          08/01/24     4.91           1,500,000
       1,000,000  North Coast Quarry, Ltd. (18)
                  LOC Fifth Third Bank                                          07/01/31     4.91           1,000,000
       6,935,000  North Lagoon Partners, Inc. - Series 2004
                  LOC Synovus Financial Corp                                    10/01/29     5.00           6,935,000
       2,980,000  Northern Kentucky Cancer Center, LLC - Series 2003
                  LOC US Bank, N.A.                                             05/01/24     5.14           2,980,000
       1,720,000  NPI Capital, LLC - Series 1999A
                  LOC Michigan National Bank                                    07/01/29     4.96           1,720,000
       3,645,000  OH Columbus Area, Inc. - Series 2004
                  LOC Key Bank, N.A.                                            07/01/24     5.15           3,645,000
       2,560,000  OHC Real Estate LLC - Series 2006A
                  LOC US Bank, N.A.                                             11/01/26     5.14           2,560,000
       1,275,000  OHC Real Estate LLC - Series 2006B
                  LOC US Bank, N.A.                                             11/01/26     5.14           1,275,000
       6,900,000  Olathe, KS IDRB (Diamant Boart Project) - Series 1997B
                  LOC Svenska Handelsbanken                                     03/01/27     5.00           6,900,000
       5,375,000  Opelika IDA (Opelika Industrial Park Project) - Series 1998A
                  Insured by MBIA Insurance Corp.                               06/01/23     4.88           5,375,000
       4,440,000  Ordeal Properties LLC
                  LOC Key Bank, N.A.                                            10/01/12     5.15           4,440,000
         980,000  Oswego County, NY IDA Facilities
                  (OH Properties, Inc. Project - B)
                  LOC Manufacturers & Traders Trust Company                     06/01/24     4.90             980,000
       2,075,000  Parisi Investment, LP & Supply Co. - Series 1998
                  LOC US Bank, N.A.                                             05/01/18     5.14           2,075,000
       3,420,000  Parker Towing Company Inc. - Series 2006 (10)
                  LOC Regions Bank                                              06/01/11     5.01           3,420,000
       3,700,000  Pennsylvania EDFA
                  LOC PNC Bank, N.A.                                            08/01/25     5.09           3,700,000
       1,300,000  Pennsylvania EDFA Taxable Development RB
                  (West 914 Incorporation Project) - Series 1991A
                  LOC PNC Bank, N.A.                                            05/01/21     5.12           1,300,000
       1,285,000  Portland, OR EDRB
                  (Broadway Project) - Series 2003B
                  Insured by AMBAC Indemnity Corporation                        04/01/11     5.10           1,285,000
       4,205,736  Precision Radiotherapy LLC
                  LOC Fifth Third Bank                                          08/01/18     4.91           4,205,736
         915,000  Putnam County, NY IDA IDRB
                  (Broad Reach, LLC Project) - Series 2006B
                  LOC Royal Bank of Scotland                                    07/01/14     4.96             915,000
       2,885,000  Putnam County, NY IDA IDRB
                  (Broad Reach, LLC Project) - Series 2006A
                  LOC Royal Bank of Scotland                                    07/01/32     4.96           2,885,000
       7,000,000  RDV Finance LLC
                  LOC Fifth Third Bank                                          10/01/39     4.89           7,000,000
       5,000,000  Real Estate, LLC and White Wilson Medical Center
                  LOC Fifth Third Bank                                          05/01/57     4.91           5,000,000
       2,355,000  Realty Holdings Co. LLC - Series 2004
                  LOC Fifth Third Bank                                          05/01/24     4.91           2,355,000
       4,665,000  Reynolds Road Fitness Center - Series 1998
                  LOC Fifth Third Bank                                          01/01/19     4.91           4,665,000
       3,490,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
                  LOC Comerica Bank                                             06/01/33     4.86           3,490,000
       3,855,000  Rockwood Quarry LLC - Series 2002
                  LOC Fifth Third Bank                                          12/01/22     4.89           3,855,000
         980,000  S & S Partnership (Model Graphics) - Series 1999
                  LOC Firstar Bank                                              09/01/19     5.19             980,000
      10,138,000  Saber Management LLC - Series 2006
                  LOC Royal Bank of Scotland                                    07/01/56     4.91          10,138,000
       1,295,000  Sand Run Nursery & Preserve LLC - Series 2004
                  LOC US Bank, N.A.                                             03/01/24     5.16           1,295,000
       4,800,000  Santa Rosa Property Holdings, LLC - Series 2006 (18)
                  LOC Synovus Financial Corp.                                   08/01/31     4.90           4,800,000
       2,350,000  Savoy Properties, Ltd. - Series 2000
                  LOC Key Bank, N.A.                                            08/01/20     5.15           2,350,000
       6,270,000  Scott Street Land Company, Ltd. - Series 2000
                  LOC Fifth Third Bank                                          01/03/22     4.91           6,270,000
      10,000,000  Sea Island Company & Sea Island Coastal (18)
                  Properties LLC - Series 2003B
                  LOC Synovus Financial Corp.                                   04/01/23     4.90          10,000,000
       2,800,000  Security Self-Storage, Inc. - Series 2005
                  LOC Fifth Third Bank                                          05/01/35     4.91           2,800,000
       4,085,000  Security Self-Storage, Inc. - Series 1999
                  LOC Bank One                                                  02/01/19     5.06           4,085,000
       3,330,000  Servaas, Inc. - Series 2003
                  LOC Fifth Third Bank                                          03/01/13     4.91           3,330,000
       3,015,000  Shepherd Capital LLC
                  LOC Fifth Third Bank                                          03/15/49     5.27           3,015,000
       4,210,000  Smugglers Notch Management Company, Ltd. and
                  Smugglers Notch Investment Company, Ltd. - Series 2000
                  LOC Key Bank, N.A.                                            09/01/15     5.15           4,210,000
       6,100,000  South Central Communications Corporation - Series 2003
                  LOC Fifth Third Bank                                          04/01/18     4.89           6,100,000
       1,630,000  Southern Orthopaedic Properties LLC - Series 2001
                  LOC Synovus Financial Corp.                                   10/01/21     4.89           1,630,000
      67,800,000  Southern Ute Indian Tribe of the Southern Ute Indian (19)
                  Reservation, CO - Series 2007                                 01/01/27     5.03          67,800,000
      11,925,000  Southwestern Group Limited - Series 2001
                  LOC Firstar Bank                                              07/01/21     5.12          11,925,000
      10,380,000  St. Johns County IDA First Mortgage RB
                  (Presbyterian Retirement Communities Project) - Series 2004B
                  LOC Allied Irish Banks                                        08/01/34     5.00          10,380,000
       1,160,000  Stallard-Schrier Family LP - Series 1996
                  LOC Fifth Third Bank                                          09/01/16     5.16           1,160,000
         900,000  State Crest Ltd. - Series 2000
                  LOC Fifth Third Bank                                          06/01/23     4.91             900,000
      10,505,000  Stonegate-Partners I, LLC(Stonegate Partners Project)
                  - Series 2002
                  LOC US Bank, N.A.                                             06/01/34     5.06          10,505,000
       1,000,000  Stone Creek LLC
                  LOC Synovus Financial Corp.                                   12/01/41     4.92           1,000,000
      18,605,000  SWC Princeton, LLC - Series 2006
                  LOC Compass Bank                                              03/01/32     4.86          18,605,000
         845,000  T.D. Management Ltd. - Series 1996
                  LOC Fifth Third Bank                                          01/01/11     5.16             845,000
       2,100,000  Tampa Bay, FL (Elders Land Development) - Series 2003
                  LOC Fifth Third Bank                                          09/01/23     4.91           2,100,000
       2,575,000  Tant Real Estate, LLC - Series 2003
                  LOC Synovus Financial Corp.                                   03/01/23     4.86           2,575,000
       1,745,000  Taylor Steel, Inc.
                  LOC Key Bank, N.A.                                            02/01/23     5.15           1,745,000
       7,030,000  Thayer Properties II, LLC - Series 2001
                  LOC Synovus Financial Corp.                                   09/01/21     4.93           7,030,000
      33,000,000  The Aerospace Corporation (18)
                  Insured by FGIC                                               06/01/36     4.90          33,000,000
       1,710,000  The Home City Ice Company & HC Transport, Inc., Series - 2004
                  LOC US Bank, N.A.                                             05/01/19     5.14           1,710,000
       2,560,000  The Medical Clinic Board of the City of Mobile, AL - Spring Hill
                  (Springhill Medical Complex, Inc.) - Series 1996B
                  LOC Regions Bank                                              09/01/11     4.86           2,560,000
       2,935,000  The Physician's Center, L.P. - Series 2003
                  Guaranteed by Federal Home Loan Bank                          10/01/29     5.00           2,935,000
       5,645,000  The Shoppes at Edgewater - Series 2003
                  LOC Regions Bank                                              01/01/23     4.86           5,645,000
      15,515,000  The Southeast Alabama Gas District RB
                  (Lateral Project) - Series 2000
                  Insured by AMBAC Assurance Corp.                              06/01/25     4.86          15,515,000
       1,220,000  The Wilmington Iron & Metal Company, Inc - Series 1999
                  LOC JPMorgan Chase, N.A.                                      08/01/14     5.15           1,220,000
       6,775,000  Three Reading LP
                  LOC Federal Home Loan Bank                                    06/01/24     5.00           6,775,000
       2,280,000  Tireless Corporation - Series 1999
                  LOC Fifth Third Bank                                          04/01/19     4.91           2,280,000
       3,865,000  Tom Richards, Inc. (Team Land, LLC / Team Industries)
                  Guaranteed by Federal Home Loan Bank                          12/01/16     5.06           3,865,000
       2,770,000  Town of Islip, NY IDA (Brentwood Real Estate LLC)-Series 2000
                  LOC Citibank, N.A.                                            11/01/20     5.28           2,770,000
       1,340,000  Trendway Corporation - Series 1996
                  LOC ABN AMRO Bank, N.A.                                       12/01/26     4.96           1,340,000
       5,900,000  Triple Crown Investments, LLC- Series 2004
                  LOC Federal Home Loan Bank                                    08/01/25     5.00           5,900,000
       1,960,000  Trotman Bay Minette, Inc. - Series 2000
                  LOC Synovus Financial Corp.                                   01/01/21     5.00           1,960,000
       2,570,000  Twelfth Street Partners, LLC - Series 2005
                  LOC Fifth Third Bank                                          04/01/25     4.91           2,570,000
       1,220,000  UAI Technologies, Inc. - Series 1998
                  LOC Wachovia Bank, N.A.                                       05/01/18     5.22           1,220,000
       4,595,000  Upper Illinois River Valley Development Authority
                  (Exolon-ESK Company Project) - Series 1996B
                  LOC Fleet Bank                                                12/01/21     5.10           4,595,000
         735,000  Vincent Enterprise & Partners - Series 2000
                  LOC Key Bank, N.A.                                            03/01/20     5.15             735,000
         700,000  Walt Sweeney Ford - Series 1996
                  LOC Fifth Third Bank                                          01/01/12     5.19             700,000
         430,000  Warrior Roofing Manufacturing, Inc - Series 2001
                  LOC Synovus Financial Corp.                                   09/01/26     4.98             430,000
       1,375,000  Washington State HFC Non-Profit Housing RB
                  (The Vintage at Richland Project) - Series 2004B
                  Guaranteed by Federal National Mortgage Association           01/15/38     5.11           1,375,000
       3,572,000  Washington State HFC Non-Profit Housing RB
                  (Rockwood Program) - Series B
                  LOC Wells Fargo Bank, N.A.                                    01/01/30     5.06           3,572,000
       3,490,000  Watson's Dayton Properties, LLC - Series 2002A
                  LOC US Bank, N.A.                                             07/01/18     5.14           3,490,000
       8,955,000  Wellington Green, LLC
                  LOC Royal Bank of Scotland                                    04/01/29     5.15           8,955,000
       8,700,000  Wellstone Mills LLC - Series 2004A
                  LOC PNC Bank, N.A.                                            12/15/24     5.14           8,700,000
       1,700,000  Westchester County, NY IDA RB
                  (B.W.P. Distributors Inc.) - Series 1997
                  LOC Wachovia Bank, N.A.                                       10/01/28     5.22           1,700,000
         460,000  Westchester Presbyterian Church
                  LOC US Bank, N.A.                                             09/01/13     5.24             460,000
      15,275,000  William Morris Realty Greystone, LLC - Series 2007
                  LOC Regions Bank                                              03/01/32     4.90          15,275,000
       4,800,000  Willow Creek Interest LLC, OH - Series 2005
                  LOC Fifth Third Bank                                          04/01/25     4.91           4,800,000
       3,833,592  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
                  Guaranteed by General Electric Company                        01/01/11     5.38           3,833,592
       8,125,000  Winder-Barrow Industrial Building Authority
                  (The Concrete Company Project) - Series 2000
                  LOC Synovus Financial Corp.                                   02/01/20     4.86           8,125,000
         890,000  Windsor Medical Center, Inc. - Series 1997
                  LOC Federal Home Loan Bank                                    12/03/18     5.06             890,000
       1,590,000  Wisconsin Housing Preservation Corporation - Series 2005 (18)
                  LOC M&I Marshall & Ilsley Bank                                05/01/35     4.86           1,590,000
       2,100,000  Woods Group TN, LLC - Series 2006 (10)
                  LOC Regions Bank                                              09/01/31     5.01           2,100,000
----------------                                                                                        -------------
   1,063,579,739  Total Variable Rate Demand Instruments                                                1,063,579,739
----------------                                                                                        -------------
Yankee Certificates of Deposit (51.07%)
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  Abbey National Bank Floating Rate YCD (20)                    04/07/08     5.18%      $  99,993,553
     100,000,000  Banco Bilbao de Vizcaya                                       01/04/08     5.25         100,000,000
     100,000,000  Banco Bilbao de Vizcaya (21)                                  04/07/08     5.19          99,994,852
     100,000,000  Banco Bilbao de Vizcaya                                       01/02/08     5.25         100,000,000
     100,000,000  Barclays Bank PLC                                             03/05/08     5.34         100,000,000
      75,000,000  Bayerische Hypo-Und Vereinsbank                               03/31/08     5.13          75,000,000
     100,000,000  Bank of Montreal (22)                                         06/17/08     4.40         100,000,000
      75,000,000  CIBC Floating Rate YCD (22)                                   05/08/08     4.40          75,000,000
      50,000,000  CIBC Floating Rate YCD (23)                                   05/21/08     4.99          50,000,000
      25,000,000  CIBC Floating Rate YCD (24)                                   07/28/08     4.42          25,000,000
     300,000,000  Commerzbank AG                                                01/03/08     5.21         300,000,000
      75,000,000  Credit Industriel et Commercial                               01/23/08     5.01          75,000,000
      25,000,000  Credit Industriel et Commercial                               05/27/08     5.33          25,000,000
      50,000,000  Credit Suisse Yankee                                          05/22/08     5.31          50,000,000
      40,000,000  Credit Suisse Yankee                                          06/04/08     5.37          40,000,000
      85,000,000  Credit Suisse First Boston                                    05/16/08     5.00          85,055,024
     100,000,000  Deutsche Bank (25)                                            03/05/08     4.39         100,000,000
      50,000,000  Deutsche Bank (26)                                            03/07/08     4.38          50,000,000
      50,000,000  Deutsche Bank (22)                                            04/24/08     4.40          50,000,000
     250,000,000  Deutsche Zentral-Genossenschaftsb                             01/03/08     5.20         250,000,000
      50,000,000  Deutsche Zentral-Genossenschaftsb                             01/22/08     4.90          50,000,000
      50,000,000  Deutsche Zentral-Genossenschaftsb                             10/10/08     5.00          50,000,000
     200,000,000  Dexia Credit Local De France                                  02/29/08     5.15         200,000,000
     100,000,000  Dexia Credit Local De France                                  01/08/08     4.83         100,000,096
      75,000,000  Dexia Credit Local De France                                  01/04/08     4.91          75,000,031
     100,000,000  Dresdner Bank                                                 01/09/08     5.25         100,000,000
      50,000,000  HSH Nordbank AG                                               01/02/08     5.25          50,000,000
      50,000,000  HSH Nordbank AG                                               02/27/08     5.35          50,000,000
     100,000,000  HSH Nordbank AG Floating Rate YCD                             01/29/08     5.16         100,000,386
     100,000,000  HSH Nordbank AG Floating Rate YCD (27)                        03/13/08     5.17          99,998,058
      50,000,000  HSH Nordbank AG Floating Rate YCD (27)                        03/17/08     5.00          49,998,979
     100,000,000  Landesbank Hessen Thueringen Girozentral                      01/23/08     5.12         100,000,000
     100,000,000  National Bank of Canada (28)                                  04/21/08     5.11         100,000,000
     150,000,000  Norddeutsche Landesbank Girozentral                           01/22/08     5.02         150,000,000
      20,000,000  Norddeutsche Landesbank Girozentral                           04/07/08     5.41          20,000,000
     100,000,000  Royal Bank of Scotland                                        01/29/08     5.05          99,979,600
      50,000,000  Societe Generale Floating Rate YCD (25)                       01/08/08     4.39          50,000,000
      50,000,000  Standard Chartered Bank PLC Floating Rate YCD (29)            04/07/08     5.19          49,997,102
      50,000,000  Standard Chartered Bank PLC Floating Rate YCD                 01/22/08     4.95          50,000,000
     100,000,000  Standard Chartered Bank PLC Floating Rate YCD                 02/19/08     5.03         100,000,000
     100,000,000  Standard Chartered Bank PLC Floating Rate YCD (30)            04/07/08     5.21          99,996,136
      50,000,000  Toronto Dominion                                              03/20/08     5.02          50,000,000
     125,000,000  Unicredito Italiano                                           02/19/08     5.06         125,000,000
     150,000,000  Unicredito Italiano                                           02/06/08     5.03         150,000,000
      50,000,000  Union Bank of Switzerland                                     02/29/08     5.40          50,000,000
      50,000,000  Union Bank of Switzerland                                     09/17/08     5.10          50,000,000
      50,000,000  Union Bank of Switzerland                                     09/17/08     5.05          50,000,000
----------------                                                                                       --------------
   4,070,000,000  Total Yankee Certificate of Deposit                                                   4,070,013,817
----------------                                                                                       --------------
                  Total Investments (99.19%) (cost $7,904,158,459)                                      7,904,158,459
                  Cash and other assets, net of liabilities (0.81%)                                        64,674,839
                                                                                                       --------------
                  Net Assets (100.00%)                                                                 $7,968,833,298
                                                                                                       ==============
                  Net Asset Value, offering and redemption price per share:
                       Advantage Shares, 3,546,148,556 shares outstanding                              $         1.00
                                                                                                       ==============
                   Institutional Class, 382,478,931 shares outstanding                                 $         1.00
                                                                                                       ==============
                   Institutional Service Shares, 219,494,440 shares outstanding                        $         1.00
                                                                                                       ==============
                   Retail Class, 1,510,792,099 shares outstanding                                      $         1.00
                                                                                                       ==============
                   Short Term Income Shares, 314,817,220 shares outstanding                            $         1.00
                                                                                                       ==============
                   Pinnacle, 168,853,930 shares outstanding                                            $         1.00
                                                                                                       ==============
                   Investor, 288,278,452 shares outstanding                                            $         1.00
                                                                                                       ==============
                   Option Xpress Class, 1,537,973,233 shares outstanding                               $         1.00
                                                                                                       ==============

FOOTNOTES:

1)  The interest rate shown reflects the security's                      16) The interest rate is adjusted weekly based upon
    current coupon, unless yield is available.                               the one month LIBOR plus 0.25%

2)  The interest rate is adjusted quarterly based                        17) The interest rate is adjusted weekly based upon
    upon three month LIBOR plus 0.15%.                                       the one week LIBOR plus 0.15%

3)  The interest rate is adjusted quarterly based                        18) The interest rate is adjusted weekly based upon
    upon three month LIBOR plus 0.06%.                                       the one month LIBOR plus 0.05%.

4)  The interest rate is adjusted monthly based                          19) The interest rate is adjusted weekly based upon
    upon one month LIBOR plus 0.03%.                                         the one month LIBOR plus 0.035%.

5)  The interest rate is adjusted quarterly based                        20) The interest rate is adjusted quarterly based upon
    upon four months LIBOR minus 0.50%.                                      three month LIBOR minus 0.06%.

6)  The interest rate is adjusted monthly based                          21) The interest rate is adjusted quarterly based upon
    upon one month LIBOR minus 0.02%.                                        three month LIBOR minus 0.055%.

7)  The interest rate is adjusted monthly based                          22) The interest rate is adjusted daily based upon
    upon one month LIBOR plus 0.14%.                                         Federal Funds Target plus 0.15%.

8)  The interest rate is adjusted quarterly based                        23) The interest rate is adjusted monthly based upon
    upon three months LIBOR plus 0.02%.                                      one month LIBOR plus 0.06%.

9)  Securities payable on demand at par including                        24) The interest rate is adjusted daily based upon
    accrued interest (with seven days' notice).                              Federal Funds Target plus 0.165%.
    Interest rate is adjusted weekly.
                                                                         25) The interest rate is adjusted daily based upon
10) The interest rate is adjusted weekly based upon                          Federal Funds Target plus 0.14%.
    the one month LIBOR plus 0.08%.
                                                                         26) The interest rate is adjusted daily based upon
11) The interest rate is adjusted weekly based upon                          Federal Funds Target plus 0.13%.
    the average one month LIBOR plus 0.05%.
                                                                         27) The interest rate is adjusted monthly based upon
12) Securities payable on demand at par including                            one month LIBOR minus 0.03%.
    accrued interest (with one day notice). Interest
    rate is adjusted daily.                                              28) The interest rate is adjusted monthly based upon
                                                                             one month LIBOR plus 0.14%.
13) The interest rate is adjusted weekly based upon
    the one month LIBOR plus 0.10%.                                      29) The interest rate is adjusted quarterly based upon
                                                                             three month LIBOR minus 0.0525%.
14) The interest rate is adjusted weekly based upon
    the one month LIBOR plus 0.25%.                                      30) The interest rate is adjusted monthly based upon
                                                                             one month LIBOR minus 0.035%.
15) The interest rate is adjusted weekly based upon
    the one month LIBOR


Note 1) Valuation of Securities -
Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


KEY:
      EDA       =   Economic Development Authority               IDA       =    Industrial Development Authority
      EDC       =   Economic Development Corporation             DB        =    Industrial Development Bond
      EDFA      =   Economic Development Finance Authority       LOC       =    Letter of Credit
      EDRB      =   Economic Development Revenue Bond            MHRB      =    Multi-Family Housing Revenue Bond
      FGIC      =   Financial Guaranty Insurance Company         IDRB      =    Industrial Development Revenue Bond
      FHLB      =   Federal Home Loan Bank                       RB        =    Revenue Bond
      HEFA      =   Health and Education Finance Authority       YCD       =    Yankee Certificate of Deposit
      HFA       =   Housing Finance Authority
      HFC       =   Housing Finance Commission


-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2007
(UNAUDITED)
===============================================================================


      Face                                                                            Maturity                    Value
     Amount                                                                             Date       Yield         (Note 1)
------------                                                                            ----     ----------      --------
Repurchase Agreements (49.05%)
-----------------------------------------------------------------------------------------------------------------------------------
$    215,000,000  Bank of America Securities, LLC, purchased on 12/31/07, repurchase proceeds at maturity $215,011,944(Collateralized by $259,347,393,
                  U.S. Treasury Note, 4.125% due 8/15/08,  value $69,722,886
                  TRIN, 3.50% to 4.25%, due 1/15/10 to 1/15/11, value $92,592,047,
                  TPRN due 11/15/24, value $42,470,277, TINT, 1.00%, due 5/15/21,
                  value $14,514,791)                                                   01/02/08     1.00%     $  215,000,000

     260,000,000  Bear, Stearns & Co., Inc., purchased on 12/31/08, repurchase proceeds at maturity $260,065,000 (Collateralized by $378,424,272,
                  GNMA, 4.50% to 9.50%, due 09/15/08 to 12/15/37, value
                  $265,201,106)                                                        01/02/08     4.50         260,000,000

     218,000,000  Goldman Sachs., purchased on 12/31/07,
                  repurchase proceeds at maturity $218,013,322 (Collateralized by
                  213,377,000, U.S. Treasury Note,  4.75%, 8/28/09,
                  value $215,602,977, US Treasury Bond, 8.125%, 8/15/21,
                  value $6,791,083)                                                    01/02/08     1.10         218,000,000
----------------                                                                                              --------------
     693,000,000  Total Repurchase Agreements                                                                    693,000,000
----------------                                                                                              --------------
U.S. Government Obligations (50.84%)
-----------------------------------------------------------------------------------------------------------------------------------
$    380,000,000  U.S. Treasury Bill                                                   01/03/08     2.35%     $  379,950,389
     250,000,000  U.S. Treasury Bill                                                   02/21/08     3.92         248,610,250
      10,000,000  U.S. Treasury Bill                                                   01/10/08     1.85           9,995,375
      50,000,000  U.S. Treasury Note                                                   05/15/08     4.98          49,778,227
      30,000,000  U.S. Treasury Note                                                   05/15/08     5.00          29,866,502
----------------                                                                                              --------------
     720,000,000  Total U.S. Government Obligations                                                              718,200,743
----------------                                                                                              --------------
                  Total Investments (99.89%) (cost $1,411,200,743)                                             1,411,200,743
                  Cash and other assets, net of liabilities (0.11%)                                                1,542,686
                                                                                                              --------------
                  Net Assets (100.00%)                                                                        $1,412,743,429
                                                                                                              ==============
                  Net Asset Value, offering and redemption price per share:
                  Retail Shares, 5,466,334 shares outstanding                                                 $         1.00
                                                                                                              ==============
                  Pinnacle Shares, 68,302,724 shares outstanding                                              $         1.00
                                                                                                              ==============
                  Investor Class, 238,915,037 shares outstanding                                              $         1.00
                                                                                                              ==============
                  Institutional Service Class, 256,950,911  shares outstanding                                $         1.00
                                                                                                              ==============
                  Institutional Class, 614,186,033 shares outstanding                                         $         1.00
                                                                                                              ==============
                  Short Term Income Shares, 228,922,390 shares outstanding                                    $         1.00
                                                                                                              ==============


   Note 1) Valuation of Securities -
Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


KEY:
      GNMA     =   Government National Mortgage Association
      TINT     =   U.S. Treasury Interest Strip
      TPRN     =   Non Callable U.S. Treasury Strip
      TRIN     =   U.S. Treasury Inflation-Protected Securities


-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2007
(UNAUDITED)
===============================================================================


      Face                                                                               Maturity    Current          Value
     Amount                                                                                Date     Coupon (1)      (Note 1)
------------                                                                               ----     ----------      --------
Loan Participations (7.07%)
-----------------------------------------------------------------------------------------------------------------------------------
$     10,000,000  Army and Air Force Exchange Service                                    01/22/08     5.05%      $  10,000,000
      30,000,000  Army and Air Force Exchange Service                                    03/25/08     5.01%      $  30,000,000
----------------                                                                                                 -------------
      40,000,000  Total Loan Participations                                                                         40,000,000
----------------                                                                                                 -------------
Repurchase Agreements (70.29%)
-----------------------------------------------------------------------------------------------------------------------------------
$    106,000,000  Bank of America Securities, LLC, purchased on 12/31/07, repurchase proceeds at maturity $106,019,139 (Collateralized by $105,654,035
                  GNMA, 6.00, due12/20/37 Value $108,120,000)                            01/02/08     3.25%      $ 106,000,000

     292,000,000  UBS Securities, LLC, purchased on 12/31/07, repurchase proceeds at maturity $292,068,944 (Collateralized by $351,946,000, FHLB, 3.625%,
                  due 01/15/08, value $17,878,568, FNMA, 5.375% to 7.250%, due 08/15/09 to 03/15/12, value $64,948,032,RFIN, 0.000%, due 04/15/08 to 04/15/30 value $172,040,831, FHLMC 4.500% to 5.625% due 03/15/11 to 01/15/14
                  value $42,975,313)                                                     01/02/08     4.25         292,000,000
----------------                                                                                                 -------------
     398,000,000  Total Repurchase Agreements                                                                      398,000,000
----------------                                                                                                 -------------
U.S. Government Agency Discount Notes (6.59%)
-----------------------------------------------------------------------------------------------------------------------------------
$      5,721,000  Federal Home Loan Bank                                                 01/18/08     4.86%      $   5,708,140
       2,000,000  Federal Home Loan Bank                                                 02/15/08     4.50           1,999,447
       5,000,000  Federal Home Loan Bank                                                 04/04/08     4.58           4,941,511
       5,000,000  Federal Home Loan Mortgage Corporation                                 02/11/08     4.87           4,972,923
       5,000,000  Federal Home Loan Mortgage Corporation                                 03/31/08     4.55           4,944,375
      10,000,000  Federal Home Loan Mortgage Corporation                                 03/31/08     4.55           9,888,750
       5,000,000  Federal Home Loan Mortgage Corporation                                 07/21/08     4.73           4,872,796
----------------                                                                                                 -------------
      37,721,000  Total U.S. Government Agency Discount Notes                                                       37,327,942
----------------                                                                                                 -------------
U.S. Government Agency Medium Term Notes (14.84%)
-----------------------------------------------------------------------------------------------------------------------------------
$     20,000,000  Federal Home Loan Bank                                                 12/04/08     4.63%      $  20,000,000
       5,000,000  Federal Home Loan Bank                                                 07/16/08     4.75           5,005,659
       6,075,000  Federal Home Loan Bank                                                 02/15/08     5.20           6,074,851
      15,000,000  Federal Home Loan Bank                                                 11/28/08     4.57          15,000,000
      10,000,000  Federal Home Loan Bank                                                 12/11/08     4.50          10,000,000
       5,000,000  Federal Home Loan Bank                                                 12/17/08     4.45           5,000,000
      20,000,000  Federal Home Loan Bank Floater                                         10/17/08     3.19          20,000,000
       3,000,000  Federal Home Loan Mortgage Corporation                                 06/30/08     5.28           2,967,412
----------------                                                                                                 -------------
      84,075,000  Total U.S. Government Agency Medium Term Notes                                                    84,047,922
----------------                                                                                                 -------------
                  Total Investments (98.79%) (cost $559,375,864)                                                   559,375,864
                  Liabilities in excess of cash and other assets (1.21%)                                             6,846,586
                                                                                                                 -------------
                  Net Assets (100.00%)                                                                           $ 566,222,450
                                                                                                                 =============
                  Advantage Shares,421,961,155  shares outstanding                                               $        1.00
                                                                                                                 =============
                  Retail Class,143,997,465  shares outstanding                                                   $        1.00
                                                                                                                 =============
                  Institutional Service Class,320,263  shares outstanding                                        $        1.00
                                                                                                                 =============
                  Institutional Class, 10,372  shares outstanding                                                $        1.00
                                                                                                                 =============


FOOTNOTES:

Note 1 Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


KEY:
FHLB      =    Federal Home Loan Bank
FHLMC     =    Federal Home Loan Mortgage Corporation
FNMA      =    Federal National Mortgage Association
GNMA      =    Government National Mortgage Association
RFIN      =    Resolution Funding Corporation Strip Interest


-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
Statement of Net Asset
December 31, 2007
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                         Date   Coupon (2)   (Note 1)    Moody's  & Poor's
---------                                                                         ----   ----------   --------    -------  --------
Put Bonds (3) (3.66%)
-----------------------------------------------------------------------------------------------------------------------------------
$    860,000  City of Dayton, KY Industrial Building Revenue(4)
              LOC Fifth Third Bank                                              04/01/08     4.10%   $   860,000
   6,500,000  Harford County, MD EDRB (A O. Smith) (4)
              LOC JPMorgan Chase Bank, N.A.                                     03/01/08     3.95      6,500,000
   3,500,000  Intermountain Power Agency, UT Power Supply RB - Series 1985F
              Insured by AMBAC Assurance Corporation                            03/17/08     3.51      3,500,000   VMIG-1     A-1+
   1,515,000  Michigan Oaklan County EDC RB (Orchard-Maple Project) (4)
              LOC LaSalle National Bank, N.A.                                   05/15/08     3.68      1,515,000
   2,500,000  Michigan Strategic Fund(4)
              LOC Bank of Nova Scotia                                           04/01/08     3.85      2,500,000
   1,250,000  North Carolina Industrial Facility PCFA RB
              (GVK America Inc. Project) (4)
              LOC Wachovia Bank & Trust Company, N.A.                           03/01/08     4.00      1,250,000
   5,910,000  South Carolina Three Rivers Solid Waste Disposal 7 Series A
              LOC US Bank, N.A.                                                 04/01/08     3.70      5,910,000              A-1+
------------                                                                                         -----------
  22,035,000  Total Put Bonds                                                                         22,035,000
------------                                                                                         -----------
Tax Exempt Commercial Paper (5.10%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  City of St. Louis, MO Airport RN
              (Lambert-St. Louis International Airport) - 2004
              LOC JPMorgan Chase Bank, N.A.                                     03/10/08     3.40%   $ 1,000,000     P-1      A-1+
   3,000,000  Hillsborough County, Florida
              LOC Lehman Brothers Holding                                       03/12/08     3.45      3,000,000     P-1      A-1+
   2,000,000  Jacksonville, FL Electric Authority Revenue                       03/06/08     3.15      2,000,000   VMIG-1     A-1+
   5,000,000  NJ EDA Keystone 1992 Project
              LOC BNP Paribas                                                   03/12/08     3.26      5,000,000   VMIG-1     A-1+
   1,000,000  Oklahoma City Water Utilities Trust - Series A
              LOC State Street Bank & Trust Co.                                 03/12/08     3.23      1,000,000     P-1      A-1+
   5,000,000  Pendleton County, KY Multi-County Lease Revenue
              LOC JPMorgan Chase Bank, N.A.                                     01/09/08     3.40      5,000,000     P-1      A-1+
   3,700,000  San Antonio, TX Water and Sewer - Series A                        03/10/08     3.25      3,700,000     P-1      A-1+
  10,000,000  Washington DC Metropolitan Transit
              LOC Wachovia Bank, N.A.                                           03/12/08     3.23     10,000,000     P-1      A-1+
------------                                                                                         -----------
  30,700,000  Total Tax-Exempt Commercial Paper                                                       30,700,000
------------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (12.75%)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,300,000  Bay Village, OH                                                   07/19/08     3.73%   $ 2,303,268    MIG-1
   2,345,000  Clark County, OH BAN(4)                                           06/12/08     4.00      2,347,507
   1,231,500  Clinton County, OH BAN(4)                                         01/24/08     3.73      1,231,958
   2,455,000  Concord, CO Metropolitan District Refunding & Improvement Bond
              LOC Wells Fargo                                                   12/01/08     3.50      2,455,000              A-1+
   1,600,000  Fairborn, OH Tax Increment RN - Series 2007
              LOC US Bank, N.A.                                                 09/12/08     3.75      1,609,747     P-1      A-1+
     700,000  Fairfield County, OH BAN (4)                                      04/01/08     3.90        701,088
   1,425,000  Federal Highway Grant Anticipation, AK - Series A                 08/01/08     3.76      1,439,046     Aa2       AA
   1,000,000  Iowa Higher Education Loan Authority RB
              LOC LaSalle Bank, N.A.                                            05/20/08     3.70      1,002,950              SP-1+
   1,000,000  Iowa Higher Education Loan Authority RB
              LOC ABN AMRO Bank, N.A.                                           05/20/08     3.75      1,002,765              SP-1
   1,292,000  Marion County, OH BAN(4)                                          05/01/08     3.72      1,293,563
   3,945,000  Michigan Public Educational Authority RB
              LOC Bank of New York                                              08/22/08     3.67      3,965,182              SP-1+
   7,000,000  Minnesota State Housing Finance Agency AMT                        08/11/08     3.78      7,000,000    MIG-1     SP-1+
   2,815,000  Muskingum County, OH (4)                                          01/17/08     3.80      2,815,791
  10,000,000  Neshaminy, PA School District TRAN(4)                             06/30/08     3.90     10,011,864
     270,000  New Richmond, WI School District BAN                              06/06/08     3.70        270,000    MIG-1
   1,400,000  Newaygo Public schools District MI(4)                             06/30/08     3.70      1,403,658
   1,095,000  Ogilvie, MN Independent School District # 3
              GO Aid Anticipation Certificates of Indebtness - Series 2007B(4)  08/19/08     3.82      1,096,191
   2,300,000  St. Louis, MO General Fund RB TAN                                 06/30/08     3.75      2,308,223    MIG-1     SP-1+
   5,000,000  Texas State TRAN                                                  08/28/08     3.70      5,025,304    MIG-1     SP-1+
   5,000,000  Texas State TRAN                                                  08/28/08     3.68      5,025,939    MIG-1     SP-1+
   1,900,000  Vandalia City, OH BAN(4)                                          08/22/08     3.88      1,900,000
  12,000,000  Vermont Housing Finance Agency - Series 2007
              LOC Calyon                                                        09/25/08     3.85     12,000,000     P-1       A-1+
   8,500,000  Wisconsin Kettle Moraine School District (4)                      09/03/08     3.72      8,501,609
------------                                                                                         -----------
  76,573,500  Total Tax Exempt General Obligation Notes & Bonds                                       76,710,653
------------                                                                                         -----------

Variable Rate Demand Instruments-Private Placements (2.62% )
-----------------------------------------------------------------------------------------------------------------------------------
$  2,869,000  Anaheim, CA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     4.35%   $ 2,869,000     P-1       A-1
   1,959,000  Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     4.35      1,959,000     P-1       A-1
   2,848,000  Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15     4.35      2,848,000     P-1       A-1
   1,500,000  Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           12/28/14     4.35      1,500,000     P-1       A-1
   3,745,000  Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC Manufacturers & Traders Trust Company                         12/01/20     3.21      3,745,000     P-1       A-1
   1,270,000  St. Cloud, MN (Kelly Inn Project) - Private Placement
              LOC US Bank, N.A.                                                 04/01/13     3.65      1,270,000     P-1       A-1+
   1,587,600  West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15     3.71      1,587,600     P-1      A-1+
-------------                                                                                        -----------
   15,778,600 Variable Rate Demand Instruments-Private Placements                                     15,778,600
-------------                                                                                        -----------
Variable Rate Demand Instruments (5) (73.76%)
-----------------------------------------------------------------------------------------------------------------------------------
$  4,000,000  ABN AMRO MuniTops Certificate Trust 2002-33
              Port Authority of New York and New Jersey Consolidated Bonds -
              One Hundred Twenty-Eighth Series
              Insured by FSA                                                    11/01/10     3.47%   $ 4,000,000   VMIG-1
  10,140,000  ABN AMRO MuniTops Certificate Trust, CO - Series 2005-14
              Guaranteed by FGIC                                                06/01/13     3.49     10,140,000     P-1       A-1+
   2,040,000  Adams County, PA IDA RB(Say Plastic Inc. Project)-Series 2007 (4)
              LOC Wachovia Bank, N.A                                            08/01/32     3.60      2,040,000
   1,345,000  Alabama Demopolis IDA (Gulf Opportunity Zone) (4)
              LOC Compass Bank                                                  08/01/22     3.62      1,345,000
   3,110,000  Alachua County, FL Health Facilities Authority RB
              (Oak Hammock at the University of Florida Project) - Series 2002A
              LOC BNP Paribas                                                   10/01/32     3.75      3,110,000   VMIG-1
   3,000,000  Alachu County, FL IDRB (Oak Hall Private School, Inc. Project)
              - Series 2007
              LOC SunTrust Bank                                                 07/01/31     3.49      3,000,000   VMIG-1
     250,000  Appling County, Georgia
              (Georgia Power Hatch Project)                                     12/01/18     3.88        250,000   VIMG-1
   5,000,000  Arizona Chandler Deutshe Bank Spears (4)
              LOC Deutsche Bank, A.G.                                           12/01/37     3.54      5,000,000
   5,455,000  Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
              LOC Synovus Financial Corp.                                       09/01/27     3.67      5,455,000               A-1
   3,000,000  Bay Medical Center, FL
              (Bay Medical Center Project)-Series A
              LOC Regions Bank                                                  10/01/27     3.45      3,000,000   VMIG-1
   2,700,000  BB & T Municipal Trust Floater - Series 1006
              LOC Branch Bank & Trust Company                                   02/22/20     3.60      2,700,000   VMIG-1
   9,200,000  BB & T Municipal Trust Floater - Series 1002
              LOC Branch Bank & Trust Company                                   11/06/23     3.60      9,200,000   VMIG-1
     650,000  BB & T Municipal Trust Floater - Series 4000
              LOC Branch Bank & Trust Company                                   07/01/18     3.55        650,000   VMIG-1
   9,100,000  BB & T Municipal Trust Floater - Series 1004
              LOC Branch Bank & Trust Company                                   01/01/25     3.60      9,100,000   VMIG-1
     475,000  Beaver County, PA IDA PCRB
              (First Energy Generation Corp.) - Series B
              LOC Royal Bank of Scotland, N.A.                                  12/01/41     3.41        475,000   VMIG-1      A-1+
   5,200,000  Blue Springs, MO IDA MHRB
              (Autumn Place Apartments Project) - Series 2004
              Garanteed by Federal National Association                         08/15/37     3.52      5,200,000   VMIG-1
   3,100,000  Bowie County, TX IDC (Texarkana Newspaper) - Series 1985
              LOC Bank of New York                                              11/01/25     3.73      3,100,000               A-1+
     300,000  Brazos River, TX Habor Navigation
              (Merey Sweeny LP Project) - Series 2001A
              LOC Bank of America, N.A.                                         04/01/21     3.85        300,000   VMIG-1
   2,750,000  Broward County, FL HFA (Sailboat Bend Asrist Lofts)
              LOC Citibank N.A.                                                 04/15/38     3.76      2,750,000               A-1+
   2,000,000  Calcasieu Parish, LA Public Transportation Authority
              Gulf Opportunity Zone RB
              (Delta Equine CTR LLC Project) (4)
              LOC Branch Bank & Trust Company                                   01/01/32     3.55      2,000,000
   1,150,000  Caledonia, WI IDRB
              (Quick Cable Corpoation Project) - Series 1998 (4)
              LOC Fifth Third Bank                                              12/01/18     3.53      1,150,000
   2,700,000  Capital Trust Agency, FL RB
              (Aero Miami FX, LLC Project) - Series 2004A
              LOC JPMorgan Chase Bank, N.A.                                     08/01/34     3.55      2,700,000               A-1+
   4,500,000  Carroll County, GA Development Authority RB
              (Royal Metal Products) - Series 2007
              LOC Branch Bank & Trust Company                                   01/01/27     3.55      4,500,000   VMIG-1
   4,760,000  Chicago, IL MHRB Putters Series 2054
              LOC FHA/GNMA                                                      12/20/39     3.54      4,760,000   VMIG-1
   5,605,000  Chicago, IL MHRB (Sankofa Housing Project) - Series B
              LOC Harris Trust                                                  12/01/08     3.53      5,605,000   VMIG-1
     965,000  City of Lima, OH Health Care Facilites RB
              (Allen County Health Partners) - Series 2005
              LOC Huntington National Bank                                      11/01/25     3.26        965,000     P-1
   1,855,000  Cleveland - Cuyahoga County, OH Port Authority RB
              (CBT Project) - Series 2007
              LOC Royal Bank of Scotland                                        06/01/31     3.58      1,855,000     P-1       A-1+
  5,381,359   Clipper Tax Exempt Trust COPs - (Oklahoma) - Series 2004-3        02/01/10     3.54      5,381,359   VMIG-1
  8,115,000   Cohasset MN RB (Minnesotal Power & Light Company)
              LOC ABN AMRO Bank, N.A.                                           06/01/13     3.53      8,115,000               A-1+
    400,000   Cohasset MN RB
              (Minnesota Power & Light Co. Project) Series 1997A
              LOC ABN AMRO Bank, N.A.                                           06/01/13     3.53        400,000               A-1+
  1,000,000   Collier County, FL IDA IDA (Allete, Inc. Project)
              LOC Wells Fargo Bank, N.A                                         10/01/25     3.49      1,000,000               A-1+
  4,000,000   Colorado Cornerstar Metropolitan District RB
              LOC Compass Bank                                                  12/01/37     3.50      4,000,000               A-1
  5,000,000   Colorado HFA (Boulder Community Hosipital)
              LOC Bank One, N.A.                                                10/01/30     3.40      5,000,000   VMIG-1      A-1+
  3,000,000   Colorado Housing & Finance Authority Solid Waste RB
              (Waste Management Incorporate Project)
              LOC Wachovia Bank, N.A.                                           08/01/38     3.53      3,000,000               A-1+
  3,500,000   Columbia, AL IDA PCRB (Alabama Power) - Series D                  10/01/22     3.75      3,500,000   VMIG-1      A-1
    800,000   Connecticut HEFA - (Gaylord Hospital Issue) - Series B
              LOC Bank of America, N.A.                                         07/01/37     3.46        800,000               A-1+
  9,300,000   Connecticut HFA Mortgage Program B3
              Insured by AMBAC Assurance Corporation                            11/15/31     3.43      9,300,000   VMIG-1      A-1+
 10,200,000   Connecticut HEFA RB (Yale University) - Series T                  07/01/29     3.26     10,200,000   VMIG-1      A-1+
  8,400,000   Connecticut State HFA RB Series D1
              Insured by AMBAC Assurance Corp.                                  11/15/23     3.40      8,400,000   VMIG-1      A-1+
  2,000,000   County of Henry, OH Improvement RB
              (Henry County Hospital, Inc) - Series 2006
              LOC Key Bank, N.A.                                                03/01/31     3.48      2,000,000     P-1       A-1
  4,000,000   Delaware State EDA Revenue (Delaware Hospice Inc. Project)
              LOC Wilmington Trust Company                                      02/01/32     3.50      4,000,000   VMIG-1
  7,000,000   Development Authority of Fulton County
              (Piedmont Health Care Inc. Project)
              LOC Suntrust Bank                                                 06/01/37     3.44      7,000,000   VMIG-1
  5,365,000   Douglas County, NE IDRB
              (Phillips Manufacturing Project)
              LOC Wells Fargo Bank, N.A.                                        12/01/18     3.52      5,365,000               A-1+
  2,300,000   East Baton Rouge Parish, LA PCRB (Exxon Corporation)              11/01/19     3.65      2,300,000     P-1       A-1+
    300,000   Farmington, NM PCRB
              (Arizona Public Service Corp. Four Corners Project) - Series B
              LOC Barclays Bank PLC                                             09/01/24     3.72        300,000     P-1       A-1+
  5,000,000   Floater Trust- Series 2006 KL1-R
              Insured By AMBAC Assurance Corp.                                  08/01/28     3.64      5,000,000   VMIG-1
  3,770,000   Floating Rate Trust Receipts- Series L29 (New York State Dormitory
              Authority, St. Lukes - Roosevelt Hospital Center - Series 2005)
              Collateralized by FHA                                             08/15/25     3.50      3,770,000               A-1
  10,050,000  Florida HFC (Charleston Landing Apartments) - 2001 Sereis 1-A
              Guaranteed by FHLMC                                               07/01/31     3.46     10,050,000               A-1+
   1,500,000  Florida HFC Island Club Apts
              Insured by FHLMC                                                  07/01/31     3.46      1,500,000               A-1+
   3,000,000  Florida Higher Educational Facilitlites Financing Authority
              (Southeastern University, Inc. Project)
              LOC Regions Bank                                                  12/02/30     3.45      3,000,000   VMIG-1
   2,315,000  Florida State Board of Education (ROC RR II R-12211)
              LOC Bank of New York, N.A.                                        06/01/33     3.56      2,315,000               A-1+
   1,785,000  Franklin County, OH RB
              (The Villa at Saint Theseres Project)- Series 1997F
              LOC Fifth Third Bank                                              10/01/22     3.45      1,785,000     P-1       A-1+
     720,000  Frisco City, AL IDRB
              LOC Royal Bank of Canada                                          11/01/29     3.53        720,000               A-1
   1,000,000  Fulton County, KY Industrial building RB
              (Burke Parsons Bowlby Corporation Project)
              LOC Branch Bank and Trust Company                                 07/01/26     3.55      1,000,000     P-1       A-1+
   1,350,000  Gainesville Florida IDRB (Heat Pipe Technology Project)
              LOC Regions Bank                                                  05/01/18     3.54      1,350,000     P-1       A-1
   7,000,000  Greenwood County, SC (Fuji Photo Film, Inc. Project)              09/01/11     3.60      7,000,000               A-1+
   7,000,000  Maryland HEFA
              (University of MaryLand Medical System)- Series 2007A
              Loc Wachovia Bank, N.A.                                           07/01/34     3.42      7,000,000   VMIG-1      A-1+
   1,600,000  Illinois Development Authority IDRB
              (U.S. Acrylic, Inc. Project) - Series 2003 (4)
              LOC Fifth Third Bank                                              08/01/33     3.53      1,600,000
   1,600,000  Illinois Development Finance Authority IDRB
              (DCS Diversified Coating Systems, Inc. Project) - Series 2002 (4)
              LOC Fifth Third Bank                                              09/01/17     3.54      1,600,000
   3,400,000  Illinois Development Finance Authority
              (Glewood School For Boys) - Series 1998
              LOC Harris Trust & Savings Bank                                   02/01/33     3.46      3,400,000               A-1+
   3,000,000  Illinois Development Finance Authority
              (Butterfield Creek Project) - Series 1999 AMT
              LOC LaSalle Bank, N.A.                                            04/01/39     3.58      3,000,000               A-1
   2,680,000  Illinois Finance Authority
              (Pollman North America, Inc. Project) - Series 2005D
              LOC Fifth Third Bank                                              12/01/25     3.53      2,680,000     P-1       A-1+
   3,700,000  Iowa Higher Education Loan Authority Private College Facility RB
              (University of Dubuque Project) - Series 2007
              LOC Northern Trust                                                04/01/35     3.75      3,700,000               A-1+
   1,450,000  Iredell County, NC Industrial Facilities & Pollution Control Funding
              (Riley Technologies Project)(4)
              LOC Branch Bank & Trust Company                                   11/01/31     3.55      1,450,000
   3,145,000  Jacksonville,FL Economic Development Commission Special Facilities
              Airport RB(Holland Sheltair Aviation Group Project)-Series 2005-B1
              LOC Mellon Bank, N.A.                                             05/01/35     3.48      3,145,000               A-1+
   1,000,000  Jacksonville, FL HEFA HRB
              (Baptist Medical Center Project) - Series 2003B
              LOC Wachovia Bank, N.A.                                           08/15/17     3.70      1,000,000     P-1       A-1+
     280,000  Jay Street Development Corporation, NY
              (Courts Facility Lease Revenue) - Series 2005A
              LOC Depfa Bank PLC                                                05/01/22     3.39        280,000   VMIG1       A-1+
     900,000  Jefferson County, KY Industrial Building (R.C. TWAY Company,
              Kentucky Manufacturing Company Project) Series 1998
              LOC Fifth Third Bank                                              06/01/18     3.63        900,000     P-1       A-1+
   1,395,000  Jefferson County, KY
              (Seven Counties Services Inc. Project) - Series 1999A
              LOC Fifth Third Bank                                              01/01/19     3.53      1,395,000     P-1       A-1+
   1,370,000  Jefferson County, KY Lease Program RB (Kentucky League of
              Cities Fund Trust) - Series 20000
              LOC US Bank, N.A.                                                 03/01/30     3.53      1,370,000    VMIG-1
     435,000  Ohio County, KY Building RB(4)
              LOC Fifth Third Bank                                              10/01/20     3.53        435,000
     300,000  King George County, VA IDA RB
              (Birchwood Power Partners Project) - Series
              LOC Bank of Nova Scotia                                           11/01/25     3.81        300,000
   2,400,000  La Porte County, IN EDC RB
              (Universal Forest Products) - Series 2000 (4)
              LOC LaSalle Bank Midwest N.A.                                     11/01/20     3.60      2,400,000
   3,830,000  Lagrange County, IN EDRB (SV Realty LLC Project) - Series 2006
              LOC Fifth Third Bank                                              03/01/26     3.53      3,830,000     P-1       A-1+
   2,615,000  Lee County, FL IDA Health Care
              Facilities RB (Shady Rest Care Pavilion Project)
              LOC Fifth Third Bank                                              06/01/25     3.46      2,615,000     P-1       A-1+
   3,000,000  Lockport, IL IDRB (Panduit Corporation Project) - Series 1990
              LOC Fifth Third Bank                                              04/01/25     3.55      3,000,000               A-1+
     600,000  Loudoun County, VA IDA RB
              (Howard Hughes Medical Institute Project) - Series 2003C          02/15/38     3.43        600,000    VMIG-1     A-1+
   1,700,000  Lowell Area Schools, MI School Building & Site Bonds
              GO Unlimited Tax - Series 2004 (4)                                05/01/29     3.46      1,700,000
     250,000  Manatee County, FL PCRB (FL Powers & Light Project) 1994          09/01/24     3.70        250,000    VMIG-1     A-1
   1,800,000  Manchester, GA Development Authority
              (G&S Metal Consultants) - Series 2006
              LOC Fifth Third Bank                                              10/01/26     3.53      1,800,000     P-1       A-1+
   2,406,000  Marion County, FL IDA
              (Chambrel At Pinecastle Project) - Series 2002
              Guaranteed by Federal National Mortgage Association               11/15/32     3.46      2,406,000     P-1       A-1+
   2,000,000  Marion County, FL IDA RB
              (Capris Furniture Industries Project) - Series 2005
              LOC SunTrust Bank                                                 02/01/25     3.59      2,000,000     P-1       A-1+
     300,000  Massachusetts Water Resources Authority RB
              (Multi-Modal Subordinated Group) - Series 2002C
              LOC Landesbank Hessen                                             08/01/20     3.73        300,000    VMIG-1     A-1+
   2,180,000  Median County OH IDRB (4)
              LOC Royal Bank of Scotland                                        12/01/18     3.60      2,180,000
   1,000,000  Memphis, TN Health Educational and Housing Facilities Board
              MHRB (Ashland Lakes Apartments)  - Series 2006A
              LOC US Bank, N.A.                                                 08/01/41     3.52      1,000,000               A-1+
   5,000,000  Metropolitan Nashville, TN Airport Authority Airport
              Improvement RB - Series 2006
              Insured by AMBAC Assurance Corporation                            07/01/26     3.50      5,000,000               A-1+
   3,000,000  Metropolitan Transportation Authority,
              NY Transportation  RB Series 2005E-1/E-2                          11/01/35     3.37      3,000,000    VMIG-1     A-1+
  10,000,000  Metropolitan Transportation Authority, NY
              Transportation  RB Series 2005E-2
              LOC Fortis Bank, S.A/N.V.                                         11/01/35     3.40     10,000,000    VMIG-1     A-1+
   1,800,000  Miami Dade County IDA (Atlas Packaging) Series 2007(4)
              LOC Mellon United National Bank                                   10/01/27     3.46      1,800,000
   2,350,000  Michigan State Strategic Fund Limited Obligation RB
              (Nuvar Properties LLC Project) - Series 2007
              LOC Fifth Third Bank                                              04/01/37     3.53      2,350,000     P-1      A-1+
   2,200,000  Michigan State Strategic Fund Limited Obligation RB
              (Grand River Infrastructure, Inc.) - Series 2006 (4)
              LOC Fifth Third Bank                                              06/01/14     3.53      2,200,000
   1,740,000  Michigan State Strategic Fund(Sintel, Inc.Project) -Series 2005(4)
              LOC Fifth Third Bank                                              10/01/30     3.53      1,740,000
   1,000,000  Michigan State Strategic Fund (Ilmor Engineering Incorporated) (4)
              LOC Fifth Third Bank                                              03/01/36     3.53      1,000,000
   1,500,000  Michigan State Strategic Fund Limited Obligation RB
              (Envelope Printery Inc Project) (4)
              LOC Fifth Third Bank                                              03/01/27     3.53      1,500,000
     625,000  Mississippi Home Corporation Single Family Mortgate RB
              Wachovia Merlots Trust Series 2000YYY
              Guaranteed by GNMA                                                12/01/31     3.55        625,000    VMIG-1
     250,000  Montgomery, AL IDB Pollution (General Electric Company)           05/01/21     3.67        250,000    VMIG-1     A-1+
   3,000,000  Missouri ST HEFA (Barnes Hospital)                                12/01/15     3.43      3,000,000    VMIG-1     A-1+
     250,000  Municipal Electricity Authority of Georgia
              Insured by Dexia CLF                                              01/01/26     3.40        250,000    VMIG-1     A-1+
   1,450,000  Nashville & Davidson County, TN
              (Wedgewood Tower Project) - Series 2004 A (4)
              LOC Regions Bank                                                  06/01/34     3.58      1,450,000     P-1       A-1
   2,165,000  Nevada Housing Division Multi-Unit Housing RB
              (Maryland Villas Project) - Series 1997
              LOC Federal Home Loan Bank                                        10/01/30     3.93      2,165,000               A-1+
   5,545,000  Nevada Housing Division MHRB
              (Golden Apartments) Series 2007
              LOC Citibank N.A.                                                 10/01/42     3.55      5,545,000               A-1+
   3,500,000  Neveda Housing Division MHRB (Golden Apartment Project)
              LOC Federal Home Loan Mortgage Corporation                        10/01/37     3.55      3,500,000               A-1+
   1,000,000  New Jersey Educational Facilities Authority RB
              (The College of New Jersey Issue) - Series 1999A
              Insured by AMBAC Assurance Corporation                            07/01/29     3.38      1,000,000    VMIG-1     A-1
   1,200,000  New York Office of City Comptroller RB
              LOC Morgan Guaranty                                               02/15/16     3.31      1,200,000     P-1       A-1+
   3,000,000  New York  City Transitional Authority RB                          11/15/22     3.40      3,000,000    VMIG-1     A-1+
   6,085,000  New York City, NY GO Bonds Series F-3
              LOC Morgan Guaranty                                               02/15/13     3.37      6,085,000    VMIG-1     A-1+
     100,000  New York State Dormitory Authority (Cornell University) -
              Series 1990B                                                      07/01/25     3.73        100,000    VMIG-1     A-1+
     250,000  New York State Dormitory Authority
              Guaranteed by GNMA                                                02/15/41     3.48        250,000               A-1
     300,000  New York State Thruway Authority Second General
              Highway & Bridges Series 2003A
              Insured by MBIA Insurance Corp.                                   04/01/15     3.54        300,000    VMIG-1
     250,000  New York City, NY Transitional Finance Authority
              Future Tax Secured Bonds - Fiscal 2003 - Series C2
              (ROCs RR II - R - 2019)                                           08/01/31     3.96        250,000    VMIG-1     A-1+
   1,500,000  Ohio State Air Quality Development Authority PCRB
              (Firstenergy Generation Corp.) - Series 2006A
              LOC Key Bank, N.A.                                                12/01/23     3.45      1,500,000    VMIG-1     A-1
   1,000,000  Olathe, KS IDRB Multi-Modal(Diamant Boart Project)-Series 1997A(4)
              LOC Svenska Handelsbanken                                         03/01/27     3.55      1,000,000
   1,200,000  Orange County, FL HFA  (Windsor Pines Project) - Series 2000E
              LOC Bank of America, N.A.                                         03/01/35     3.76      1,200,000    VMIG-1
   1,100,000  Orange County, FL MHRB
              (Post Fountains at Lee Vista Project)- Series 1997E
              Collateralized by Federal National Mortgage Association           06/01/25     3.50      1,100,000               A-1+
   1,200,000  Orland Park, IL IDRB (Panduit Corp)
              LOC Fifth Third Bank                                              04/01/31     3.55      1,200,000               A-1+
     250,000  Orlando, FL Utilities Commission - Series B                       10/01/22     3.47        250,000    VMIG-1     A-1+
   1,000,000  Palm Beach County, FL RB (Raymond F. Kravis Center for
              Performing Arts Inc. Project) - Series 2002
              LOC Northern Trust Company                                        07/01/32     3.35      1,000,000    VMIG-1
   3,000,000  Palm Beach County, FL RB (Northern Gallery and School of Art
              Community Foundation for Palm Beach & Martin Counties)-Series 1995
              LOC Northern Trust Company                                        05/01/25     3.35      3,000,000               A-1+
  10,000,000  Palm Beach, FL EDFA  (Lynn University Project)
              LOC Bank of America, N.A.                                         11/01/21     3.48     10,000,000     P-1       A-1+
   2,000,000  Pennsylvania EDFA (Amtrak Project) - Series B of 2001
              LOC JPMorgan Chase Bank, N.A.                                     11/01/41     3.55      2,000,000    VMIG-1
   2,500,000  Pennsylvania EDFA EDRB
              (Joseph R & Nancy L Delsignore Project) - Series 2005B2
              LOC PNC Bank, N.A.                                                08/01/30     3.47      2,500,000     P-1       A-1+
   1,500,000  Pennsylvania EDFA EDRB
              (North America Communications, Inc. Project) - Series 2005B3
              LOC PNC Bank, N.A.                                                08/01/12     3.47      1,500,000     P-1       A-1+
   3,000,000  Polk County, Florida School Board COPs
              Florida Master Lease Program Series 2003A
              Insured by Dexia CLF                                              01/01/28     3.47      3,000,000               A-1+
   1,975,000  Port Bellingham, WA Industrial Development Corporation
              (BP West Coast Products LLC Project) - Series 2003                03/01/38     3.85      1,975,000    VMIG-1     A-1+
   2,900,000  Port Orange, FL (Parmer College of Chiropractic Project)
              LOC LaSalle Bank, N.A.                                            10/01/32     3.53      2,900,000               A-1
   5,500,000  TOCs (TICs/TOCs Trust Series 2001-1) Puerto Rico Public
              Improvement Refunding Bonds - Series 2001
              Insured by FSA                                                    07/01/27     3.43      5,500,000               A-1+
   1,795,000  Richardson, TX Independent School District
              (Unlimited Tax School Building Bond) - Series 2000
              Guaranteed by Texas Permanent School Fund                         02/15/24     3.42      1,795,000    VMIG-1     A-1+
   3,500,000  Riesel Industrial Development Corporation Solid Waste Disposal RB
              (Sandy Creek Energy Associated)
              LOC Credit Suisse                                                 10/01/42     3.54      3,500,000               A-1+
   2,000,000  Rockingham County, NC IDRB PCFA
              (Eden Customs Processing, LLC Project) Series 2004 (4)
              LOC Branch Bank & Trust Company                                   01/01/17     3.55      2,000,000
   2,200,000  Rockingham, NC IDRB PCFA
              (Whiteridge Plastics Project) - Series 2003 (4)
              LOC Branch Bank & Trust Company                                   03/01/15     3.55      2,200,000
   9,150,000  Sabine Neches Housing Finance Corporation Single Family MortgageRB
              RR II R-11208
              LOC GNMA/ FNMA /FHLMC                                             12/01/39     3.58      9,150,000   VMIG-1
   3,035,000  South Carolina Jobs EDA Authority
              LOC National Bank of South Carolina                               06/01/24     3.49      3,035,000     P-1
   2,365,000  South Carolina Jobs EDA RB
              (DCS Diversified Coating Systems, Inc Project) - Series 2002
              LOC Branch Bank & Trust Company                                   04/01/17     3.55      2,365,000   VMIG-1
   1,230,000  South Carolina Ridgeland Township SC RB - LRC Ridgeland LLC
              Project - A
              LOC Columbus Bank & Trust                                         09/01/21     3.52      1,230,000     P-1       A-1
     300,000  ST. Charles Parish LA PCRB
              LOC Shell Company                                                 10/01/22     3.85        300,000   VMIG-1      A-1+
   1,000,000  St. Lucie County, FL PCRB
              (Florida Power & Light Co. Project)- Series 2000                  09/01/28     3.76      1,000,000   VMIG-1      A-1+
   1,155,000  Sunshine State Government Financing Commission RB
               - Series 1986
              LOC AMBAC Assurance Corporation                                   07/01/16     3.75      1,155,000   VMIG-1
   1,100,000  Texas Calhoun County Industrial Development Authority             01/01/24     3.85      1,100,000   VMIG-1      A-1+
     250,000  Triborough Bridge and Tunnel Authority Series 2001 B
              Insured by AMBAC Assurance Corporation                            01/01/32     3.39        250,000   VMIG-1      A-1+
   1,375,000  Tulsa, OK IDA IDRB (Indian Health Care Project)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/14     3.65      1,375,000   VMIG-1      A-1+
   1,405,000  Tuscaloosa County, AL IDA
              (Automotive Carridor, LLC Project) - Series 2001(4)
              LOC Regions Bank                                                  10/01/21     3.62      1,405,000
     845,000  Tuscaloosa County, AL IDA
              (Automotive Carridor, LLC Expansion Project) - Series 2001(4)
              LOC Regions Bank                                                  11/01/24     3.62        845,000
   4,800,000  University of North Carolina COPs
              (Chapel Hill Foundation Project) -  Series 1989
              LOC Bank of America, N.A.                                         12/01/25     3.40      4,800,000   VMIG-1
   1,005,000  University Athelic Association Inc- Florida
              Athletic Program RB Series 2001
              LOC Suntrust Bank                                                 10/01/31     3.75      1,005,000   VMIG-1      A-1+
   5,000,000  University of Colorado Hospital RB
              Insured by FSA                                                    11/15/33     3.46      5,000,000   VMIG-1
   3,500,000  University of Kansas Hospital Authority
              LOC Harris Trust                                                  09/01/34     3.75      3,500,000               A-1+
     265,000  University of North Carolina at Chapel Hill RB - Series 2001 B    12/01/25     3.40        265,000   VMIG-1      A-1+
   1,520,000  Upper Illinois River Valley IDA RB
              (Advance Flexible Composites) Series 2003A/B(4)
              LOC ABN AMRO Bank N.A.                                            06/01/25     3.55      1,520,000
     300,000  Utah Transit Authority Sales Tax RB Adj-Sub-Series A
              LOC Fortis Bank                                                   06/15/36     3.68        300,000   VMIG-1      A-1+
   4,450,000  Volusia County IDA RB (Intellitech Project)
              LOC ABN AMRO Bank N.A.                                            10/01/37     3.53      4,450,000               A-1+
   4,500,000  Volusia County IDA RB (West Volusia Family YMCA)
              LOC Suntrust Bank                                                 12/01/27     3.49      4,500,000   VMIG-1
     250,000  Washington State HFC
              LOC Allied Irish Bank                                             07/01/33     3.70        250,000   VMIG-1      A-1
   2,725,000  Washington State EDFA
              (Summer Building LLC Project) - Series 2005F
              LOC Key Bank, N.A.                                                12/01/30     3.55      2,725,000    P-1        A-1
     970,000  Washington State HFC Putters - Series 1335
              LOC GNMA/FNMA/FHLMC                                               12/01/09     3.54        970,000   VMIG-1
   2,095,000  Washington State Housing Finance Commission Putters 1335
              LOC GNMA/FNMA/FHLMC                                               12/01/23     3.85      2,095,000   VMIG-1
   2,800,000  Washington State HFC MHRB  -
              (Seasons Apartment Project) Series 2006
              Collateralized by Federal National Mortgage Association           12/15/40     3.59      2,800,000   VMIG-1
   2,100,000  West Des Moines, IA RB Woodgrain Millwork Inc Project)-Series 1995
              LOC Wells Fargo Bank, N.A.                                        04/01/10     3.62      2,100,000     P-1      A-1+
   1,000,000  West Side Calhoun County, TX Navigation District Sewer & Solid
              Waste Disposal (BP Chemicals Inc Project) - Series 1996           04/01/31     3.74      1,000,000              A-1+
   3,010,000  Will-Kankakee Regional Development Authority, IL IDRB - Series A
              LOC Fifth Third Bank                                              08/01/36     3.53      3,010,000     P-1      A-1+
   1,985,000  Wisconsin Public Power Inc.
              Power Supply System  RB- Series Putters - Series 1150
              Insured by AMBAC Assurance Corporation                            07/01/13     3.50      1,985,000   VMIG-1
   2,375,000  Wisconsin Sturtevant IDRB (SLJB LLC Inc. Project) - Series 1997
              LOC Johnson Bank                                                  05/01/12     3.54      2,375,000
------------                                                                                       -------------
 443,777,359  Total Variable Rate Demand Instruments                                                 443,777,359
------------                                                                                       -------------
              Total Investments (97.89%) (cost $589,001,612)                                         589,001,612
              Cash and other assets, net of liabilities (2.11%)                                       12,664,185
                                                                                                   -------------
              Net Assets (100.00%)                                                                 $ 601,665,797
                                                                                                   =============
              Net Asset Value, offering and redemption price per share:
              Advantage Shares, 228,235,834 shares outstanding                                     $        1.00
                                                                                                   =============
              Institutional Class, 4,412,273 shares outstanding                                    $        1.00
                                                                                                   =============
              Institutional Service Shares, 10,248 shares outstanding                              $        1.00
                                                                                                   =============
              Retail Class, 245,094,244 shares outstanding                                         $        1.00
                                                                                                   =============
              Short Term Income Shares, 124,049,568  shares outstanding                            $        1.00
                                                                                                   =============


FOOTNOTES:
1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

2) The interest rate shown reflects the security's current coupon, unless yield is available.

3)   The maturity date indicated for the put bonds is the next put date.

4) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

5) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

   Note 1) Valuation of Securities -
Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


KEY:
      AMT      =  Alternate Minimum Tax                         HRB       =  Hospital Revenue Bond
      BAN      =  Bond Anticipation Note                        IDA       =  Industrial Development Authority
      COPs     =  Certificates of Participation                 IDC       =  Industrial Development Corporation
      EDA      =  Economic Development Authority                IDRB      =  Industrial Development Revenue Bond
      EDC      =  Economic Development Corporation              LOC       =  Letter of Credit
      EDFA     =  Economic Development Finance Authority        MHRB      =  Multi-Family Housing Revenue Bond
      EDRB     =  Economic Development Revenue Bond             PCFA      =  Pollution Control Finance Authority
      FSA      =  Financial Security Assurance                  PCRB      =  Pollution Control Revenue Bond
      HEFA     =  Health and Education Facilities Authority     RDRB      =  Residential Development Revenue Bond
      HFA      =  Housing Finance Authority                     RB        =  Revenue Bond
      HDA      =  Housing Development Authority                 RN        =  Revenue Notes
      HFC      =  Housing Finance Commission                    TAN       =  Tax Anticipation Note
      GO       =  General Obligation                            TRAN      =  Tax and Revenue Anticipation Note
      FHA      =  Federal Housing Authority
      FHLMC    =  Federal Home Loan Mortgage Corporation
      ROCs     =  Reset Option Certificates
      GMNA     =  Government National Mortgage Association
      TICs     =  Trust Inverse Certificates
      TOCs     =  Tender Option Certificates
      FNMA     =  Federal National Mortgage Assocation



ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Daily Income Fund

By (Signature and Title)*           /s/Christine Manna
                                    -------------------
                                    Christine Manna, Secretary

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/Michael P. Lydon
                                    ------------------
                                    Michael P. Lydon, President

Date:  February 28, 2008

By (Signature and Title)*           /s/Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:  February 28, 2008

* Print the name and title of each signing officer under his or her signature.